FIDELITY

(REGISTERED TRADEMARK)

GROWTH COMPANY
FUND
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     24   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    28   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    33   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            34


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997          PAST 1   PAST 5    PAST 10
                                         YEAR     YEARS     YEARS

FIDELITY GROWTH COMPANY                  14.63%   125.40%   592.52%

S&P 500(REGISTERED TRADEMARK)            28.51%   150.41%   456.23%

GROWTH FUNDS AVERAGE                     22.00%   118.19%   390.30%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 791 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997    PAST 1   PAST 5   PAST 10
                                   YEAR     YEARS    YEARS

FIDELITY GROWTH COMPANY            14.63%   17.65%   21.35%

S&P 500                            28.51%   20.15%   18.69%

GROWTH FUNDS AVERAGE               22.00%   16.55%   16.76%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971209 140417 S00000000000001
             Growth Company              S&P 500
             00025                       SP001
  1987/11/30      10000.00                    10000.00
  1987/12/31      11574.07                    10761.00
  1988/01/31      11618.51                    11214.04
  1988/02/29      12329.67                    11736.61
  1988/03/31      12471.90                    11373.95
  1988/04/30      12329.67                    11500.20
  1988/05/31      12267.44                    11600.25
  1988/06/30      13307.51                    12132.71
  1988/07/31      13031.94                    12086.60
  1988/08/31      12498.57                    11675.66
  1988/09/30      13200.84                    12173.04
  1988/10/31      13058.60                    12511.45
  1988/11/30      12880.81                    12332.54
  1988/12/31      13433.28                    12548.36
  1989/01/31      14373.61                    13466.90
  1989/02/28      14348.23                    13131.57
  1989/03/31      14840.79                    13437.54
  1989/04/30      15853.29                    14134.94
  1989/05/31      17093.82                    14707.41
  1989/06/30      16473.55                    14623.58
  1989/07/31      17577.26                    15944.09
  1989/08/31      18297.87                    16256.59
  1989/09/30      18817.80                    16189.94
  1989/10/31      18626.24                    15814.33
  1989/11/30      18708.34                    16136.94
  1989/12/31      19027.08                    16524.23
  1990/01/31      17578.93                    15415.45
  1990/02/28      18353.28                    15614.31
  1990/03/31      19338.83                    16028.09
  1990/04/30      19057.25                    15627.39
  1990/05/31      21058.51                    17151.06
  1990/06/30      21299.87                    17034.43
  1990/07/31      20636.13                    16979.92
  1990/08/31      18494.08                    15444.94
  1990/09/30      16854.85                    14692.77
  1990/10/31      16935.30                    14629.59
  1990/11/30      18745.49                    15574.66
  1990/12/31      19710.92                    16009.20
  1991/01/31      21933.43                    16707.20
  1991/02/28      23351.41                    17901.76
  1991/03/31      24618.54                    18334.98
  1991/04/30      24397.30                    18378.99
  1991/05/31      25694.60                    19172.96
  1991/06/30      23964.86                    18294.84
  1991/07/31      25865.56                    19147.38
  1991/08/31      26981.84                    19601.17
  1991/09/30      26820.94                    19273.83
  1991/10/31      26760.60                    19532.10
  1991/11/30      25764.99                    18744.96
  1991/12/31      29237.26                    20889.38
  1992/01/31      29566.27                    20500.84
  1992/02/29      29817.48                    20767.35
  1992/03/31      28277.45                    20362.38
  1992/04/30      27731.34                    20961.04
  1992/05/31      27698.58                    21063.75
  1992/06/30      26715.58                    20749.90
  1992/07/31      27665.81                    21598.57
  1992/08/31      26912.18                    21155.80
  1992/09/30      27338.15                    21405.44
  1992/10/31      28812.64                    21480.36
  1992/11/30      30724.01                    22212.84
  1992/12/31      31559.54                    22486.05
  1993/01/31      32326.02                    22674.94
  1993/02/28      31422.67                    22983.32
  1993/03/31      32543.28                    23468.26
  1993/04/30      32188.80                    22900.33
  1993/05/31      33995.49                    23514.06
  1993/06/30      34121.27                    23582.25
  1993/07/31      33572.41                    23487.92
  1993/08/31      34944.57                    24378.11
  1993/09/30      35927.96                    24190.40
  1993/10/31      36419.66                    24691.14
  1993/11/30      35344.79                    24456.58
  1993/12/31      36668.89                    24752.50
  1994/01/31      37858.35                    25594.09
  1994/02/28      37250.38                    24900.49
  1994/03/31      35515.16                    23814.83
  1994/04/30      35933.13                    24119.66
  1994/05/31      35730.48                    24515.22
  1994/06/30      34083.91                    23914.60
  1994/07/31      34869.20                    24699.00
  1994/08/31      36642.42                    25711.65
  1994/09/30      35907.80                    25081.72
  1994/10/31      37073.06                    25646.06
  1994/11/30      35781.14                    24712.03
  1994/12/31      35853.21                    25078.51
  1995/01/31      35458.64                    25728.79
  1995/02/28      36931.70                    26731.44
  1995/03/31      38378.45                    27520.29
  1995/04/30      40035.64                    28330.76
  1995/05/31      41456.09                    29463.14
  1995/06/30      44533.73                    30147.57
  1995/07/31      47848.12                    31147.26
  1995/08/31      48439.97                    31225.44
  1995/09/30      49807.81                    32543.16
  1995/10/31      49531.61                    32426.98
  1995/11/30      50531.19                    33850.52
  1995/12/31      50055.73                    34502.48
  1996/01/31      51267.83                    35676.95
  1996/02/29      52461.07                    36007.67
  1996/03/31      52863.45                    36354.43
  1996/04/30      54500.69                    36890.29
  1996/05/31      55999.18                    37841.69
  1996/06/30      55236.06                    37985.87
  1996/07/31      51850.58                    36307.65
  1996/08/31      53071.57                    37073.38
  1996/09/30      56692.92                    39159.87
  1996/10/31      56942.67                    40239.90
  1996/11/30      60411.40                    43281.64
  1996/12/31      58468.29                    42424.23
  1997/01/31      61898.37                    45074.89
  1997/02/28      60610.03                    45428.28
  1997/03/31      56875.28                    43561.63
  1997/04/30      59003.22                    46162.26
  1997/05/31      63403.85                    48972.62
  1997/06/30      65806.83                    51166.59
  1997/07/31      71452.38                    55237.92
  1997/08/31      68788.83                    52143.49
  1997/09/30      72103.78                    54999.39
  1997/10/31      67949.24                    53162.41
  1997/11/28      69252.06                    55623.30
IMATRL PRASUN   SHR__CHT 19971130 19971209 140422 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Growth Company Fund on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $69,252 - a 592.52% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $55,623 - a 456.23% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average return of around 11%. In
the first half of the period, large-cap
stocks were responsible for much
of the market's gain, as investors
were drawn to stocks with
recognizable names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with Steven Wymer, Portfolio Manager of Fidelity Growth
Company Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. It's been a challenging year. For the 12 months that ended November 30, 1997, the fund returned 14.63%. This lagged the Standard & Poor's 500 Index, which compiled a return of 28.51% over the same time. The growth funds average returned 22.00%, according to Lipper Analytical Services.
Q. WHAT FACTORS CAUSED THE FUND TO UNDERPERFORM THE INDEX AND PEER
GROUP?
A. Individual stock selection within certain industry groups hurt, as did a difficult environment for technology stocks and an underweighting in finance stocks relative to the S&P 500. In terms of individual disappointments, the fund's positions in retail-oriented stocks such as IKON Office Solutions, PETsMART and Sunglass Hut were particularly disappointing. Hollywood Entertainment - a video rental company - was hurt by a slow summer box office slate and subsequent weak video demand. Waste industry stocks - such as Waste Management, Inc. and USA Waste - also went through difficult performance stretches. Technology stocks - which accounted for approximately 24% of the fund's investments at the end of the period - had trouble, particularly in the latter months of the period. Finally, finance stocks performed very well. The fund had some representation in this group, but finance is not an area that typically attracts a fund such as Growth Company that seeks above-average sales and earnings growth.
Q. WHY DID TECHNOLOGY STOCKS FALTER?
A. In the first half of the period, networking-related technology stocks were big detractors. Several fund holdings - including Ascend Communications and Cisco - suffered due to sluggish demand and increased pricing pressure. But the time period that really hurt was October and November, when volatility in Asia hit tech stocks hard. The Asia-Pacific region - exclusive of Japan - accounts for roughly 12% of the world's personal computer consumption, and 25% of all PCs are actually produced there. From a manufacturing standpoint, currency devaluations in that region will result in lower costs. That's the good news. The bad news is that consumption in Asia will decline, and companies that sell locally there or export products to that region will suffer the consequences.
Q. AT VARIOUS INTERVALS DURING THE PERIOD, INVESTORS FAVORED STOCKS OF LARGER COMPANIES OVER SMALLER COMPANIES, AND VICE VERSA. HOW DID THESE SHIFTS IN SENTIMENT AFFECT THE FUND?
A. For much of the first half of the period, an extremely narrow group of large-capitalization stocks were the top performers. For a variety of reasons, investors favored the more recognizable, high-quality names regardless of the price of their stocks. That type of environment favors the S&P 500 over a more diversified stock fund such as Growth Company. In late summer, however, a few of these companies announced earnings shortfalls and this helped to broaden the market. The fund benefited from this shift, because it made for a more even playing field for stocks of all sizes. In seeking growth, I don't limit myself to one particular cap level. I'll consider opportunities in the small-, medium- and large-cap arenas.
Q. YOU MENTIONED THE SLUGGISH PERFORMANCE OF WASTE-RELATED STOCKS DURING THE PERIOD, YET USA WASTE SERVICES WAS THE FUND'S LARGEST SINGLE POSITION AS OF NOVEMBER 30 . . .
A. Many of the problems within the waste group can be linked to a negative surprise concerning one company. Waste Management, Inc. - which the fund also owned during the period - was in the midst of restructuring itself when its new chief executive officer left the company. There were also concerns about aggressive accounting practices with Waste Management. Unfortunately, these developments affected the entire waste group for much of the period. USA Waste, however, could continue to benefit from an industry that is displaying more discipline concerning capital management. The company also has been extremely active in terms of making logical acquisitions. While I'd characterize the waste industry as being disappointing during the period, USA Waste still had many appealing characteristics.
Q. WERE THERE ANY NOTEWORTHY ADDITIONS TO THE FUND'S TOP 10 HOLDINGS?
A. One interesting stock that joined the top 10 at the close of the period was drug-maker Lilly. The draw to this company was mostly product-related. At the end of the period, Lilly was close to receiving regulatory approval for a new drug called Evista. The ability of this drug to fight osteoporosis, and other potential benefits - including reducing cholesterol and fighting breast cancer - resulted in a fair amount of optimism among investors. The stock performed reasonably well during the period.
Q. ALONG THE SAME LINES, THE FUND HELD MANY DRUG DISTRIBUTION AND DRUG STORE STOCKS. WHAT WAS THE APPEAL THERE?
A. Increased consolidation activity - particularly some high-profile mergers - helped many of these stocks post strong performances. Drug distributor Cardinal Health was in the process of making a favorable acquisition, while drug-store stocks CVS and Rite-Aid both benefited from mergers. CVS - which has shown that it knows how to run drug stores successfully - bought Revco, while Rite-Aid purchased Thrifty Payless. Mergers such as these can be beneficial, particularly if an acquisition can give a company more pricing power within its industry. The fund had positions in Cardinal Health, CVS and Rite-Aid during the period and each performed nicely.
Q. WHY DO YOU THINK THERE HAS BEEN SO MUCH MERGER AND ACQUISITION
ACTIVITY LATELY?
A. I think the real driver behind this increased activity is that in an economy where it is difficult to raise prices - which is what we've seen recently - companies are looking for ways to improve their profitability. Sometimes, a well-planned merger not only increases a company's size but also improves its access to key customers and allows it to lower its overall cost structure.
Q. WHAT OTHER STOCKS PERFORMED WELL?
A. Four names that stood out were Bristol-Myers Squibb, Nextel Communications, CompUSA and Dell Computer. Like most pharmaceutical stocks, Bristol-Myers performed well due to an impressive array of new products and strong prescription drug demand. Nextel - which offers wireless communications services - and CompUSA - a retail computer store chain - enjoyed solid growth, while Dell continued to gather market share.
Q. WHAT'S YOUR OUTLOOK?
A. Much attention will be focused on the fallout from Asia's economic crisis. No one knows when the situation will begin to improve - it could be three months or three years. With this in mind, the future for technology stocks - much of which is determined by Asian consumption and production - is unpredictable. It's a wait-and-see game that I'll be monitoring quite closely.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

STEVE WYMER ON INTERNATIONAL
MARKET VOLATILITY:
"The economic crisis that
enveloped the Asia-Pacific region
in October and November affected
many U.S. companies, especially
technology firms that sell locally
in Asia or export their products
to that area. Due to its growth
focus nature, the fund has
historically had considerable
exposure to growth-oriented
technology companies.
"At this point, it seems like the
environment for tech stocks is
worse than companies are
admitting. When severe economic
downturns occur, it usually takes a
while for companies to assess the
real impact, but my sense is that
Asia's problems have had a
harmful domino effect. There's
always a chance for rapid
improvement, but I don't see
anything near-term that indicates
a turnaround. Right now, nobody
wants to touch Asia with a 10-foot
pole.
"What does all this mean for the
fund? One positive aspect of
foreign market volatility is that it
often creates buying opportunities.
Stocks have become cheaper. I'm
going to keep a close eye on Asia
to see if any signs of stabilization
crop up. As with the Latin American
currency crisis in 1995, U.S. stocks
with exposure to beaten down
markets tend to rise quite quickly
when improvement is visible."
FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
stocks with above-average
growth potential
FUND NUMBER: 025
TRADING SYMBOL: FDGRX
START DATE: January 17, 1983
SIZE: as of November
30, 1997, more than $10.5
billion
MANAGER: Steven Wymer,
since January 1997;
manager, Fidelity Dividend
Growth Fund, 1995-97;
assistant manager, Fidelity OTC
Portfolio, January
1995-May 1995; manager,
Fidelity Select Chemicals
Portfolio, 1993-94; assistant,
Fidelity Magellan Fund,
1992-94; manager, Fidelity
Select Automotive Portfolio,
1990-93; joined Fidelity in
1989
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997

                                        % OF FUND'S    % OF FUND'S INVESTMENTS
                                        INVESTMENTS    IN THESE STOCKS
                                                       6 MONTHS AGO

USA WASTE SERVICES, INC.                2.5            0.9

MICROSOFT CORP.                         2.1            1.5

GENERAL ELECTRIC CO.                    2.0            2.0

FEDERAL NATIONAL MORTGAGE ASSOCIATION   1.9            1.7

IKON OFFICE SOLUTIONS, INC.             1.8            1.6

BRISTOL-MYERS SQUIBB CO.                1.7            1.4

COMPUSA, INC.                           1.5            0.6

NEXTEL COMMUNICATIONS, INC. CLASS A     1.4            0.7

WAL-MART STORES, INC.                   1.3            1.1

LILLY (ELI) & CO.                       1.3            0.4

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                                   % OF FUND'S    % OF FUND'S INVESTMENTS
                                   INVESTMENTS    IN THESE MARKET SECTORS
                                                  6 MONTHS AGO

TECHNOLOGY                         24.6           19.6

HEALTH                             12.0           11.3

RETAIL & WHOLESALE                 11.5           8.9

FINANCE                            8.9            10.5

INDUSTRIAL MACHINERY & EQUIPMENT   6.8            5.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31,1997 **
ROW: 1, COL: 1, VALUE: 5.1
ROW: 1, COL: 2, VALUE: 44.9
ROW: 1, COL: 3, VALUE: 50.0
STOCKS  94.5%
SHORT-TERM
INVESTMENTS 5.5%
FOREIGN
INVESTMENTS 5.5%
STOCKS  94.9%
SHORT-TERM
INVESTMENTS 5.1%
FOREIGN
INVESTMENTS 3.7%
ROW: 1, COL: 1, VALUE: 5.5
ROW: 1, COL: 2, VALUE: 44.5
ROW: 1, COL: 3, VALUE: 50.0
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 94.9%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.6%
Boeing Co.   883,920 $ 46,958
United Technologies Corp.   180,200  13,504
  60,462
BASIC INDUSTRIES - 4.7%
CHEMICALS & PLASTICS - 2.8%
Air Products & Chemicals, Inc.   234,900  18,014
Airgas, Inc. (a)  44,000  616
ICI (Imperial Chemical Industries) PLC ADR Class L   400,000  23,775
Minerals Technologies, Inc. (c)  1,259,900  55,121
Monsanto Co.   430,500  18,807
Nalco Chemical Co.   1,422,300  55,203
Praxair, Inc.   200,000  8,788
Solutia, Inc.   166,100  3,789
Union Carbide Corp.   1,113,900  49,151
Witco Corp.   1,380,900  59,551
  292,815
IRON & STEEL - 0.2%
Nucor Corp.   170,700  8,535
Steel Dynamics, Inc.   679,200  12,565
  21,100
PACKAGING & CONTAINERS - 0.1%
Tupperware Corp.   478,800  11,431
PAPER & FOREST PRODUCTS - 1.6%
Fort James Corp.   1,829,925  71,596
Kimberly-Clark Corp.   278,000  14,473
Unisource Worldwide, Inc. (c)  5,348,450  83,904
  169,973
TOTAL BASIC INDUSTRIES   495,319
CONSTRUCTION & REAL ESTATE - 0.5%
REAL ESTATE - 0.3%
Catellus Development Corp. (a)  1,982,500  36,676
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Starwood Lodging Trust combined certificate (SBI)   309,800  16,613
TOTAL CONSTRUCTION & REAL ESTATE   53,289
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 1.8%
AUTOS, TIRES, & ACCESSORIES - 0.6%
AutoZone, Inc. (a)  1,625,000 $ 48,750
Circuit City Stores, Inc. - CarMax Group  686,100  8,190
Danaher Corp.   103,300  6,069
  63,009
CONSUMER DURABLES - 0.8%
Minnesota Mining & Manufacturing Co.   450,000  43,847
Samsonite Corp. (a)(c)  1,252,200  45,392
  89,239
HOME FURNISHINGS - 0.3%
Linens'n Things, Inc.   773,500  26,589
TEXTILES & APPAREL - 0.1%
NIKE, Inc. Class B  196,000  9,543
TOTAL DURABLES   188,380
ENERGY - 1.5%
ENERGY SERVICES - 0.4%
Dresser Industries, Inc.   209,000  7,811
McDermott International, Inc.   108,400  3,415
Schlumberger Ltd.   177,200  14,586
Western Atlas, Inc. (a)  177,900  12,375
  38,187
OIL & GAS - 1.1%
Anadarko Petroleum Corp.   169,800  11,037
Enserch Exploration, Inc. (a)  1,625,000  13,610
Enron Oil & Gas Co.   725,000  13,820
Pioneer Natural Resources Co.   210,500  6,723
Royal Dutch Petroleum Co.   832,800  43,878
Total SA sponsored ADR  279,900  14,712
Union Pacific Resources Group, Inc.   81,500  2,027
Unocal Corp.   285,317  11,359
  117,166
TOTAL ENERGY   155,353
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 8.9%
BANKS - 2.6%
BankAmerica Corp.   880,000 $ 64,240
Citicorp  565,000  67,765
Norwest Corp.   597,800  22,380
State Street Corp.   125,000  7,438
Synovus Financial Corp.   120,000  3,832
U.S. Bancorp   166,800  17,941
Wells Fargo & Co.   300,000  92,175
  275,771
CREDIT & OTHER FINANCE - 1.4%
American Express Co.   1,657,516  130,737
Green Tree Financial Corp.   460,000  14,087
  144,824
FEDERAL SPONSORED CREDIT - 2.7%
Federal Home Loan Mortgage Corporation  2,100,400  86,642
Federal National Mortgage Association  3,699,300  195,369
  282,011
INSURANCE - 2.0%
Aetna, Inc.   640,000  48,240
Allmerica Financial Corp.   1,523,161  73,873
American International Group, Inc.   225,000  22,683
Marsh & McLennan Companies, Inc.   142,000  10,570
St. Paul Companies, Inc. (The)  545,000  43,600
Travelers Group, Inc. (The)  300,099  15,155
  214,121
SAVINGS & LOANS - 0.1%
TCF Financial Corp.   100,000  5,913
SECURITIES INDUSTRY - 0.1%
Schwab (Charles) Corp.   420,750  16,225
TOTAL FINANCE   938,865
HEALTH - 12.0%
DRUGS & PHARMACEUTICALS - 7.2%
American Home Products Corp.   1,250,000  87,344
Amgen, Inc.   212,040  10,841
Bristol-Myers Squibb Co.   1,894,600  177,382
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Elan Corp. PLC ADR (a)  400,000 $ 21,100
Genentech, Inc. special (a)  125,000  7,297
Lilly (Eli) & Co.   2,150,000  135,584
Medimmune, Inc. (a)  725,000  27,731
Merck & Co., Inc.   797,400  75,404
Pfizer, Inc.   970,000  70,568
Scherer R.P. Corp. (a)  256,100  15,702
Schering-Plough Corp.   1,239,000  77,670
SmithKline Beecham PLC ADR  541,200  26,857
Warner-Lambert Co.   159,400  22,296
Watson Pharmaceuticals, Inc. (a)  200,000  5,950
  761,726
MEDICAL EQUIPMENT & SUPPLIES - 2.4%
Allegiance Corp.   450,000  14,259
Arterial Vascular Engineering, Inc. (a)  505,000  27,964
Boston Scientific Corp. (a)  260,200  11,758
Cardinal Health, Inc.   759,200  57,509
Heartport, Inc. (a)  300,000  6,750
Johnson & Johnson  844,300  53,138
McKesson Corp.   191,400  21,413
Medtronic, Inc.   848,200  40,502
St. Jude Medical, Inc. (a)  222,600  6,595
Sonus Pharmaceuticals, Inc. (a)  200,900  7,735
Thermo Cardiosystems, Inc. (a)  100,000  1,937
  249,560
MEDICAL FACILITIES MANAGEMENT - 2.4%
Columbia/HCA Healthcare Corp.   937,500  27,656
Concentra Managed Care, Inc. (a)  250,000  8,469
Coram Healthcare Corp. warrants 7/11/99 (a)  30,552  -
Covance, Inc. (a)  864,800  15,674
Coventry Corp. (a)  798,100  11,922
FPA Medical Management, Inc. (a)  850,000  21,941
HEALTHSOUTH Corp. (a)  2,220,200  58,280
Humana, Inc. (a)  550,000  12,203
Oxford Health Plans, Inc. (a)  567,800  13,556
United HealthCare Corp.   1,673,200  87,111
  256,812
TOTAL HEALTH   1,268,098
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 6.8%
ELECTRICAL EQUIPMENT - 2.6%
Adtran, Inc. (a)  300,000 $ 10,763
Alcatel Alsthom Compagnie Generale d'Electricite SA  200,000  25,055
General Electric Co.   2,900,000  213,875
Nextlevel Systems, Inc. (a)  400,000  5,300
Westinghouse Electric Corp.   750,000  22,500
  277,493
INDUSTRIAL MACHINERY & EQUIPMENT - 1.1%
Stewart & Stevenson Services, Inc.   704,200  15,316
Tyco International Ltd.   1,687,458  66,233
United States Filter Corp. (a)  1,025,000  32,159
UNOVA, Inc.   177,900  3,002
  116,710
POLLUTION CONTROL - 3.1%
American Disposal Services, Inc. (a)  490,000  17,456
Superior Services, Inc. (a)  720,000  17,010
USA Waste Services, Inc. (a)  7,799,125  257,859
Waste Management, Inc.   1,206,300  29,705
  322,030
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   716,233
MEDIA & LEISURE - 5.8%
BROADCASTING - 0.6%
Chancellor Media Corp. (a)  175,000  10,511
Clear Channel Communications, Inc. (a)  121,100  8,205
HSN, Inc. (a)  369,000  16,467
Time Warner, Inc.   500,867  29,175
  64,358
ENTERTAINMENT - 0.7%
Disney (Walt) Co.   245,500  23,307
MGM Grand, Inc. (a)  184,800  7,230
Regal Cinemas, Inc. (a)  462,500  11,794
Viacom, Inc. Class B (non-vtg.) (a)  717,330  25,107
  67,438
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.1%
Callaway Golf Co.   25,000 $ 797
Nintendo Co. Ltd. Ord.   90,900  9,387
  10,184
LODGING & GAMING - 1.5%
HFS, Inc. (a)  1,577,700  108,270
Harrah's Entertainment, Inc. (a)  200,000  4,012
ITT Corp. (a)  175,100  13,286
Mirage Resorts, Inc. (a)  1,504,000  35,720
  161,288
PUBLISHING - 0.8%
ACNielsen Corp. (a)  158,900  3,565
Applied Graphics Technologies, Inc. (a)  62,900  2,925
Cognizant Corp.   755,000  32,371
US WEST Media Group (a)  1,698,200  45,108
  83,969
RESTAURANTS - 2.1%
Apple South, Inc.   750,000  13,781
Brinker International, Inc. (a)  1,400,000  20,650
CKE Restaurants, Inc.   2,024,100  76,030
Cheesecake Factory, Inc. (a)  300,000  9,225
Darden Restaurants, Inc.   680,000  8,075
Landry's Seafood Restaurants, Inc. (a)  592,200  16,656
Papa John's International, Inc. (a)  625,000  20,781
Starbucks Corp. (a)  727,300  25,365
Tricon Global Restaurants, Inc. (a)  930,910  31,476
  222,039
TOTAL MEDIA & LEISURE   609,276
NONDURABLES - 6.5%
BEVERAGES - 2.0%
Boston Beer, Inc. (a)  235,000  2,233
Coca-Cola Co. (The)  1,395,400  87,212
PepsiCo, Inc.   3,338,500  123,107
  212,552
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
FOODS - 1.5%
Archer-Daniels-Midland Co.   2,217,500 $ 47,399
Dole Food, Inc.   200,000  9,875
Earthgrains Co.   485,000  20,976
Nabisco Holdings Corp. Class A  860,500  40,121
Sara Lee Corp.   650,000  34,369
  152,740
HOUSEHOLD PRODUCTS - 2.1%
Avon Products, Inc.   381,900  22,079
Clorox Co.   551,000  42,771
Dial Corp.   190,500  3,691
Gillette Co.   502,298  46,369
Premark International, Inc.   249,600  6,521
Procter & Gamble Co.   1,377,800  105,143
  226,574
TOBACCO - 0.9%
Philip Morris Companies, Inc.   2,158,400  93,890
TOTAL NONDURABLES   685,756
PRECIOUS METALS - 0.3%
Barrick Gold Corp.   846,800  13,915
Newmont Mining Corp.   459,700  13,820
  27,735
RETAIL & WHOLESALE - 11.5%
APPAREL STORES - 1.0%
Gap, Inc.   977,800  52,496
Limited, Inc. (The)  500,000  12,031
TJX Companies, Inc.   1,091,828  37,668
  102,195
DRUG STORES - 1.1%
CVS Corp.   1,174,395  77,950
Rite Aid Corp.   600,000  39,450
  117,400
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 1.8%
Consolidated Stores Corp. (a)  318,750 $ 15,499
Costco Companies, Inc. (a)  405,400  17,964
Family Dollar Stores, Inc.   387,100  10,718
Wal-Mart Stores, Inc.   3,525,600  140,804
  184,985
GROCERY STORES - 1.0%
Albertson's, Inc.   500,000  22,188
American Stores Co.   810,700  16,062
JP Foodservice, Inc. (a)(c)  1,150,000  33,853
Rykoff-Sexton, Inc.   268,400  6,022
Safeway, Inc. (a)  257,600  15,649
Whole Foods Market, Inc. (a)  370,000  16,974
  110,748
RETAIL & WHOLESALE, MISCELLANEOUS - 6.6%
Barnes & Noble, Inc. (a)  614,000  18,996
Bed Bath & Beyond, Inc. (a)  729,800  24,357
Circuit City Stores, Inc. - Circuit City Group 584,300 19,172 Corporate Express, Inc. (a) 2,826,225 44,160
Henry Schein, Inc. (a)  596,375  21,022
Home Depot, Inc.   397,050  22,210
IKON Office Solutions, Inc.   6,169,300  187,778
Lowe's Companies, Inc.   675,100  31,012
Micro Warehouse, Inc. (a)(c)  2,856,500  41,419
Officemax, Inc. (a)  3,247,700  45,671
Staples, Inc. (a)  2,449,675  69,050
Tandy Corp.   2,489,900  107,066
Toys "R" Us, Inc. (a)  611,898  20,881
Viking Office Products, Inc. (a)  1,783,500  41,356
  694,150
TOTAL RETAIL & WHOLESALE   1,209,478
SERVICES - 3.5%
ADVERTISING - 0.1%
Omnicom Group, Inc.   226,200  16,767
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
LEASING & RENTAL - 1.3%
Danka Business Systems PLC sponsored ADR  1,754,900 $ 64,493
Hertz Corp. Class A  806,300  31,798
Hollywood Entertainment Corp. (a)(c)  2,053,200  17,709
Republic Industries, Inc. (a)  740,000  19,286
  133,286
PRINTING - 0.4%
Donnelley (R.R.) & Sons Co.   1,163,400  41,010
SERVICES - 1.7%
AccuStaff, Inc. (a)  302,900  8,954
Corrections Corp. of America (a)  1,850,000  64,056
Medpartners, Inc. (a)  3,350,000  82,913
Premier Technologies, Inc. (a)  425,000  10,147
Service Corp. International  462,100  16,896
  182,966
TOTAL SERVICES   374,029
TECHNOLOGY - 24.6%
COMMUNICATIONS EQUIPMENT - 3.7%
ADC Telecommunications, Inc. (a)  479,300  17,824
Advanced Fibre Communication, Inc. (a)  1,281,900  33,169
Andrew Corp.   475,000  12,588
Aspect Telecommunications Corp. (a)  529,800  11,887
Boston Technology, Inc. (a)  1,370,000  29,455
Ciena Corp.   700,000  37,800
Cisco Systems, Inc. (a)  805,800  69,500
Dialogic Corp. (a)  717,900  30,107
Ericsson (L.M.) Telephone Co. Class B ADR  725,000  29,317
Inter-Tel, Inc.   367,300  7,713
Lucent Technologies, Inc.   597,200  47,851
Natural Microsystems (a)  185,000  8,787
Newbridge Networks Corp. (a)  700,000  29,488
Pairgain Technologies, Inc. (a)  494,100  11,673
Tellabs, Inc. (a)  344,400  17,909
  395,068
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 9.4%
Autodesk, Inc.   229,600 $ 8,825
Automatic Data Processing, Inc.   450,400  25,335
CBT Group PLC sponsored ADR (a)  127,700  9,019
CUC International, Inc. (a)  1,872,875  53,845
Cadence Design Systems, Inc. (a)  1,045,650  26,403
Ceridian Corp. (a)  385,000  16,892
Cerner Corp. (a)  164,300  3,953
Check Point Software Technologies Ltd. (a)  200,000  9,025
CompUSA, Inc. (a)  4,327,300  158,217
DST Systems, Inc. (a)  894,300  33,145
E Trade Group, Inc. (a)  518,000  12,982
Electronic Data Systems Corp.   2,773,200  105,382
Electronics for Imaging, Inc. (a)  547,200  26,402
Equifax, Inc.   503,200  17,172
First Data Corp.   290,162  8,215
Fiserv, Inc. (a)  225,000  10,913
HBO & Co.   459,000  20,598
i2 Technologies, Inc. (a)  75,000  3,412
Microsoft Corp. (a)  1,550,000  219,325
Netscape Communications Corp. (a)  434,700  12,389
Oracle Corp. (a)  1,215,000  40,475
Parametric Technology Corp. (a)  144,300  7,296
Paychex, Inc.   265,500  10,886
PeopleSoft, Inc. (a)  650,000  42,534
Remedy Corp. (a)  430,400  18,776
SportsLine USA, Inc.   109,900  865
Structural Dynamics Research Corp.   1,003  17
Symantec Corp. (a)  785,400  19,635
Synopsys, Inc. (a)  1,300,000  53,462
Wind River Systems, Inc. (a)  75,000  2,911
Yahoo, Inc. (a)  150,000  7,669
  985,975
COMPUTERS & OFFICE EQUIPMENT - 6.0%
Adaptec, Inc. (a)  549,000  27,176
CDW Computer Centers, Inc. (a)  293,600  17,322
CHS Electronics, Inc. (a)  481,000  9,079
Compaq Computer Corp.   1,650,000  103,022
Creative Technology Ltd. (a)  592,900  15,786
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Dell Computer Corp. (a)  749,400 $ 63,090
Digital Lightwave, Inc.   64,900  1,330
EMC Corp. (a)  1,140,000  34,556
FileNet Corp. (a)  380,500  10,440
Hewlett-Packard Co.   1,475,000  90,067
Ingram Micro, Inc. Class A (a)  125,000  3,789
Iomega Corp. (a)  1,955,700  64,294
Micron Electronics, Inc. (a)  2,450,000  27,256
Pitney Bowes, Inc.   300,000  25,219
Sandisk Corp. (a)(c)  1,873,900  45,911
Splash Technology Holdings, Inc. (a)(c)  700,000  22,750
Symbol Technologies, Inc.   590,000  23,047
Xerox Corp.   651,700  50,629
  634,763
ELECTRONIC INSTRUMENTS - 0.8%
Applied Materials, Inc. (a)  117,600  3,881
KLA-Tencor Corp. (a)  97,900  3,794
Perkin-Elmer Corp.   95,500  6,643
Sawtek, Inc. (a)  246,600  7,182
Teradyne, Inc. (a)  171,400  5,624
Thermo Electron Corp. (a)  1,433,000  52,752
  79,876
ELECTRONICS - 4.2%
Altera Corp. (a)  175,000  8,192
Etec Systems, Inc. (a)  693,800  31,742
General Semiconductor, Inc. (a)  612,500  6,661
Intel Corp.   1,429,000  110,926
Linear Technology Corp.   483,500  31,125
Maxim Integrated Products, Inc. (a)  282,600  19,535
Micron Technology, Inc. (a)  419,500  10,435
Motorola, Inc.   2,040,700  128,309
Sterling Commerce, Inc. (a)  400,000  13,900
Texas Instruments, Inc.   869,200  42,808
Uniphase Corp. (a)  217,600  8,731
VLSI Technology, Inc. (a)  908,750  20,447
Xilinx, Inc. (a)  200,000  6,913
  439,724
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.5%
Imation Corp. (a)(c)  2,785,220 $ 48,567
TOTAL TECHNOLOGY   2,583,973
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.7%
Comair Holdings, Inc.   487,500  10,786
Deutsche Lufthansa AG (Reg.) (d)  1,053,000  20,022
Ryanair Holdings PLC sponsored ADR  389,800  10,427
Southwest Airlines Co.   412,500  10,080
Viad Corp.   1,279,400  24,389
  75,704
UTILITIES - 5.2%
CELLULAR - 1.9%
AirTouch Communications, Inc. (a)  661,065  25,947
Bell Canada International, Inc.   100,000  1,450
Iridium World Communications Ltd. Class A  409,400  16,683
Microcell Telecommunications, Inc. Class B (non-vtg.) (a)  156,000
975
Nextel Communications, Inc. Class A (a)  6,017,300  151,937
Teligent, Inc. Class A  191,700  4,912
  201,904
ELECTRIC UTILITY - 0.3%
AES Corp. (a)  5,100  187
Calenergy, Inc. (a)  975,000  32,418
  32,605
GAS - 0.6%
Enron Corp.   1,561,237  60,498
TELEPHONE SERVICES - 2.4%
AT&T Corp.   1,048,600  58,591
Cincinnati Bell, Inc.   1,094,200  32,279
MCI Communications Corp.   1,758,900  77,282
Metromedia Fiber Network, Inc. Class A  270,500  4,565
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
NEXTLINK Communications, Inc. Class A  385,800 $ 7,812
WorldCom, Inc. (a)  2,210,190  70,726
  251,255
TOTAL UTILITIES   546,262
TOTAL COMMON STOCKS
(Cost $7,625,315)   9,988,212
CASH EQUIVALENTS - 5.1%
Taxable Central Cash Fund (b)
(Cost $533,364)  533,364,260  533,364
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $8,158,679)  $ 10,521,576
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 7 of Notes to Financial Statements).
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,022,000 or 0.2% of net assets.
INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $8,185,158,000. Net unrealized appreciation aggregated $2,336,418,000, of which $2,770,767,000, related to appreciated investment securities and 434,349,000 related to depreciated investment securities.
The fund hereby designates approximately $205,254,000 as a capital gain dividend for the purpose of the dividend paid deduction. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $8,158,679) -                         $ 10,521,576
SEE ACCOMPANYING SCHEDULE

CASH                                                                            743

RECEIVABLE FOR INVESTMENTS SOLD                                                 41,483

RECEIVABLE FOR FUND SHARES SOLD                                                 9,399

DIVIDENDS RECEIVABLE                                                            6,730

INTEREST RECEIVABLE                                                             2,539

OTHER RECEIVABLES                                                               766

 TOTAL ASSETS                                                                   10,583,236

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                   $ 40,671

PAYABLE FOR FUND SHARES REDEEMED                                     12,470

ACCRUED MANAGEMENT FEE                                               3,957

OTHER PAYABLES AND ACCRUED EXPENSES                                  1,914

 TOTAL LIABILITIES                                                              59,012

NET ASSETS                                                                     $ 10,524,224

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                $ 6,896,524

UNDISTRIBUTED NET INVESTMENT INCOME                                             54,423

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                              1,210,383
ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                       2,362,894
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 219,966 SHARES OUTSTANDING                                     $ 10,524,224

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                            $47.84
PER SHARE ($10,524,224 (DIVIDED BY) 219,966 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                            $ 91,581
DIVIDENDS (INCLUDING $4,294 RECEIVED FROM AFFILIATED ISSUERS)

INTEREST                                                                      31,815

 TOTAL INCOME                                                                 123,396

EXPENSES

MANAGEMENT FEE                                                   $ 60,841
BASIC FEE

 PERFORMANCE ADJUSTMENT                                           (12,580)

TRANSFER AGENT FEES                                               22,115

ACCOUNTING FEES AND EXPENSES                                      826

NON-INTERESTED TRUSTEES' COMPENSATION                             63

CUSTODIAN FEES AND EXPENSES                                       267

REGISTRATION FEES                                                 129

AUDIT                                                             98

LEGAL                                                             63

INTEREST                                                          2

MISCELLANEOUS                                                     51

 TOTAL EXPENSES BEFORE REDUCTIONS                                 71,875

 EXPENSE REDUCTIONS                                               (2,917)     68,958

NET INVESTMENT INCOME                                                         54,438

REALIZED AND UNREALIZED GAIN (LOSS)                                           1,232,626
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES (INCLUDING
REALIZED LOSS OF $12,334 ON SALES OF INVESTMENTS IN
AFFILIATED ISSUERS)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            107,524

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     (2)         107,522

NET GAIN (LOSS)                                                               1,340,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 1,394,586
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED      YEAR ENDED
                                                          NOVEMBER 30,    NOVEMBER 30,
                                                          1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 54,438        $ 76,283
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                  1,232,626       401,080

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)      107,522         993,674

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,394,586       1,471,037
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                              (61,467)        (23,344)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                    (321,291)       (294,687)

 TOTAL DISTRIBUTIONS                                       (382,758)       (318,031)

SHARE TRANSACTIONS                                         3,489,762       5,216,094
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                             379,989         315,350

 COST OF SHARES REDEEMED                                   (3,964,019)     (3,263,751)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (94,268)        2,267,693
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  917,560         3,420,699

NET ASSETS

 BEGINNING OF PERIOD                                       9,606,664       6,185,965

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT    $ 10,524,224    $ 9,606,664
INCOME OF $54,423 AND $76,173, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                      79,391          134,851

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   9,441           8,884

 REDEEMED                                                  (89,516)        (84,075)

 NET INCREASE (DECREASE)                                   (684)           59,660


FINANCIAL HIGHLIGHTS

                                     YEARS ENDED NOVEMBER 30,

                                     1997                       1996        1995      1994      1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING           $ 43.54                    $ 38.42     $ 28.25   $ 30.91   $ 28.13
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME                .24 C                      .34         .20       .12       .07

 NET REALIZED AND UNREALIZED          5.80                       6.72        11.00     .28       3.99
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     6.04                       7.06        11.20     .40       4.06



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           (.28)                      (.14) F     (.22)     (.07)     (.07)

 FROM NET REALIZED GAIN               (1.46)                     (1.80) F    (.81)     (2.99)    (1.21)

 TOTAL DISTRIBUTIONS                  (1.74)                     (1.94)      (1.03)    (3.06)    (1.28)

NET ASSET VALUE, END OF PERIOD       $ 47.84                    $ 43.54     $ 38.42   $ 28.25   $ 30.91

TOTAL RETURN A, B                     14.63%                     19.55%      41.22%    1.23%     15.04%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 10,524                   $ 9,607     $ 6,186   $ 2,979   $ 2,423
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE          .71%                       .88%        .96%      1.06%     1.08%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET      .68%                       .85%        .95%      1.05%     1.07%
ASSETS AFTER EXPENSE REDUCTIONS      D                          D           D         D         D

RATIO OF NET INVESTMENT INCOME TO     .54%                       .96%        .76%      .64%      .43%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               93%                        78%         97%       135%      159%

AVERAGE COMMISSION RATE E            $ .0444                    $ .0414


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ONE TIME SALES CHARGE (SEE
NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $8,877,323,000 and $8,995,277,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .47% of average net assets after the performance adjustment.
SALES LOAD. For the period December 1, 1996, through December 31,
1996, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
fund, voluntarily waived the sales charge (3% of the offering price)
on the sales of shares. Effective January 1, 1997, the fund's 3% sales charge was eliminated.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an
affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $2,261,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $11,008,000. The weighted average interest rate was 5.88%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $2,193,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $14,000 and $710,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Hollywood Entertainment Corp.   $ 5,182 $ 1,118 $ - $ 17,709
Imation Corp.    28,126  9,189  -  48,567
JP Foodservice, Inc.    166  -  -  33,853
Micro Warehouse, Inc.    34,426  7,452  -  41,419
Minerals Technologies, Inc.    6,101  1,049  64  55,121
Samsonite Corp.    26,000  17,732  -  45,392
Sandisk Corp.    11,017  1,009  -  45,911
Splash Technology Holdings, Inc.   971  736  -  22,750
Unisource Worldwide, Inc.    54,801  19,425  4,230  83,904
TOTALS  $ 166,790 $ 57,710 $ 4,294 $ 394,626
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Growth Company Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Mt. Vernon Street Trust: Fidelity Growth Company Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mt. Vernon Street Trust: Fidelity Growth Company Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 8, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Growth Company Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
 12/29/97 12/26/97 $.22 $4.28
 1/5/98 1/2/98 - $.43
A total of 8.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 39% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of the applicable percentages for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
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Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
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1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
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4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
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2401 PGA Boulevard
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8065 Beneva Road
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Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
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416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
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29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
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MISSOURI
700 West 47th Street
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8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
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999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
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OHIO
600 Vine Street
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28699 Chagrin Boulevard
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16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
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439 Fifth Avenue
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TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
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4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Steven Wymer, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
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FIDELITY

(REGISTERED TRADEMARK)

NEW MILLENNIUM(registered trademark)
FUND
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     24   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    28   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    32   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            33


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                         PAST 1   LIFE OF
                                                        YEAR     FUND

FIDELITY NEW MILLENNIUM                                 21.01%   187.56%

FIDELITY NEW MILLENNIUM (INCL. 3% SALES CHARGE)         17.38%   178.93%

S&P 500(REGISTERED TRADEMARK)                           28.51%   145.48%

CAPITAL APPRECIATION FUNDS AVERAGE                      18.03%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on December 28, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's
performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical
Services, Inc. The past one year average represents a peer group of
213 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                         PAST 1   LIFE OF
                                                        YEAR     FUND

FIDELITY NEW MILLENNIUM                                 21.01%   23.91%

FIDELITY NEW MILLENNIUM (INCL. 3% SALES CHARGE)         17.38%   23.15%

S&P 500                                                 28.51%   20.00%

CAPITAL APPRECIATION FUNDS AVERAGE                      18.03%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971209 101102 S00000000000001
             New Millennium              S&P 500
             00300                       SP001
  1992/12/28       9700.00                    10000.00
  1992/12/31       9777.60                     9923.75
  1993/01/31      10291.70                    10007.11
  1993/02/28      10029.80                    10143.21
  1993/03/31      10437.20                    10357.23
  1993/04/30      10340.20                    10106.58
  1993/05/31      10951.30                    10377.44
  1993/06/30      11038.60                    10407.53
  1993/07/31      11242.30                    10365.90
  1993/08/31      11620.60                    10758.77
  1993/09/30      11892.20                    10675.93
  1993/10/31      12105.60                    10896.92
  1993/11/30      11610.90                    10793.40
  1993/12/31      12189.94                    10924.00
  1994/01/31      12418.52                    11295.42
  1994/02/28      12448.35                    10989.31
  1994/03/31      11682.76                    10510.18
  1994/04/30      11613.16                    10644.71
  1994/05/31      11533.62                    10819.28
  1994/06/30      11285.05                    10554.21
  1994/07/31      11523.67                    10900.39
  1994/08/31      12160.01                    11347.30
  1994/09/30      12368.81                    11069.29
  1994/10/31      12756.58                    11318.35
  1994/11/30      12229.61                    10906.14
  1994/12/31      12290.89                    11067.88
  1995/01/31      12026.25                    11354.87
  1995/02/28      12546.03                    11797.37
  1995/03/31      13014.85                    12145.51
  1995/04/30      13830.19                    12503.19
  1995/05/31      13983.06                    13002.94
  1995/06/30      15195.88                    13305.00
  1995/07/31      16500.42                    13746.20
  1995/08/31      16694.06                    13780.70
  1995/09/30      17325.95                    14362.24
  1995/10/31      17162.88                    14310.97
  1995/11/30      18457.23                    14939.22
  1995/12/31      18699.43                    15226.95
  1996/01/31      18382.01                    15745.28
  1996/02/29      19679.17                    15891.24
  1996/03/31      20056.13                    16044.27
  1996/04/30      21231.33                    16280.76
  1996/05/31      21830.02                    16700.64
  1996/06/30      21098.29                    16764.27
  1996/07/31      19346.57                    16023.63
  1996/08/31      20344.39                    16361.56
  1996/09/30      21763.50                    17282.39
  1996/10/31      21852.20                    17759.04
  1996/11/30      23049.58                    19101.45
  1996/12/31      23027.71                    18723.05
  1997/01/31      24805.04                    19892.86
  1997/02/28      22902.22                    20048.82
  1997/03/31      22400.88                    19225.02
  1997/04/30      23232.65                    20372.75
  1997/05/31      25534.27                    21613.04
  1997/06/30      26354.64                    22581.31
  1997/07/31      29909.62                    24378.10
  1997/08/31      29943.80                    23012.44
  1997/09/30      31470.61                    24272.83
  1997/10/31      28736.02                    23462.12
  1997/11/28      27892.85                    24548.18
IMATRL PRASUN   SHR__CHT 19971130 19971209 101104 R00000000000063
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity New Millennium Fund on December 28, 1992, when the fund started, and the current 3% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $27,893 - a 178.93% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,548 - a 145.48% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the market's
long-term annual average of
around 11%. In the first half of the
period, large-cap stocks were
responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25% in
March. The market paused briefly,
but then kept rolling as the Dow
Jones Industrial Average reached
the 8,000-point mark for the first
time ever in August. With several
multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks came
into favor among investors.
During August and September, the
Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing continued
fallout from this volatility, investors
again became quality-conscious
and large-caps regained their
perch through November.
An interview with Neal Miller, Portfolio Manager of Fidelity New
Millennium Fund
Q. HOW DID THE FUND PERFORM, NEAL?
A. For the 12 months that ended November 30, 1997, the fund returned 21.01%. The capital appreciation funds average returned 18.03% during this time, according to Lipper Analytical Services. The Standard & Poor's 500 Index returned 28.51%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. One major disappointment was the performance of small-company stocks relative to stocks of larger companies. At the beginning of the period, investors were still favoring a narrow group of very large, well-known companies. In the summer months, however, small-cap stocks gained momentum. In August and September, the Russell 2000 Index - which measures the performance of small-cap stocks - outgained the S&P 500, which measures the performance of larger stocks. Turmoil in Asian markets during the last two months of the period, though, brought small stocks back to earth. In times of volatility, wary investors tend to gravitate toward higher-quality, conservatively priced blue chip stocks. And when investors bought these kinds of stocks, they tended to sell technology issues, where the fund had significant exposure.
Q. DOES THAT EXPLAIN WHY THE FUND'S TECHNOLOGY EXPOSURE WAS REDUCED FROM AROUND 44% A YEAR AGO TO APPROXIMATELY 25%?
A. I had begun reducing the fund's technology positions prior to the turmoil in Asia - which has been a significant technology consumption and production source - mostly because I perceived overall market demand to be weakening. Along with low demand, other disturbing trends included software delays, the slower adaptation of video technology into the marketplace and falling personal computer prices that cut into profits. While technology is always an important sector for the fund, the fund's weighting will typically depend on specific product initiatives as well as the relative prospects and prices within the industry.
Q. ASM LITHOGRAPHY WAS THE FUND'S LARGEST SINGLE POSITION AT THE END OF THE PERIOD. WHY WAS THIS STOCK ATTRACTIVE?
A. This stock was one of the best performing positions during the period. On a recent trip to Asia, I met with several people involved in the semiconductor business. All said that lithography - the process of producing patterns on semiconductor wafers for use as integrated circuits - would be the most important aspect of technology going forward. ASM Lithography - which is based in the Netherlands - has pioneered a process using ultraviolet light sources that could be very much in demand. The company also has a very favorable competitive position with this particular technology.
Q. CAN YOU HIGHLIGHT SOME OF THE STOCKS THAT DID WELL? WHAT ABOUT
DISAPPOINTMENTS?
A. Three that immediately come to mind as being positive contributors included Keane, US Airways and Herman Miller, which specializes in office furnishings. Keane - which provides information technology services - had its earnings driven by three factors: consulting on the "year 2000" problem, existing customers outsourcing additional work to Keane and the capture of new customers. US Airways - which used to be US Air - performed well as new management came in and made some quality decisions about how to allocate its capital. One such smart move was purchasing the remainder of its related shuttle service on the East Coast, in which the company previously had only a minority interest. Lastly, Herman Miller benefited from strong demand for workplace systems and furniture. As far as laggards go, Micron Technology and KLA-Tencor were two technology-related holdings that suffered from the Asian crisis.
Q. WHAT'S YOUR OUTLOOK?
A. After all that's happened in the past few months, I'm still optimistic on the near-term future for stocks. I'd temper that by adding that we are entering a political period in the U.S. where the president can make some difficult but prudent economic decisions since he won't be running for re-election. In terms of fiscal and monetary policy - along with the Asian backdrop, where cheap exports should have a deflationary effect - the risk that interest rates will rise going forward appears to be minimal, because inflation seems to be under control. The technology sector needs to get its house in order, and if tech companies can focus on new product innovation, I'm confident that I'll be able to find some opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

STEVE WYMER ON INTERNATIONAL
MARKET VOLATILITY:
"The economic crisis that
enveloped the Asia-Pacific region
in October and November affected
many U.S. companies, especially
technology firms that sell locally
in Asia or export their products
to that area. Due to its growth
focus nature, the fund has
historically had considerable
exposure to growth-oriented
technology companies.
"At this point, it seems like the
environment for tech stocks is
worse than companies are
admitting. When severe economic
downturns occur, it usually takes a
while for companies to assess the
real impact, but my sense is that
Asia's problems have had a
harmful domino effect. There's
always a chance for rapid
improvement, but I don't see
anything near-term that indicates
a turnaround. Right now, nobody
wants to touch Asia with a 10-foot
pole.
"What does all this mean for the
fund? One positive aspect of
foreign market volatility is that it
often creates buying opportunities.
Stocks have become cheaper. I'm
going to keep a close eye on Asia
to see if any signs of stabilization
crop up. As with the Latin American
currency crisis in 1995, U.S. stocks
with exposure to beaten down
markets tend to rise quite quickly
when improvement is visible."
FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
stocks with above-average
growth potential
FUND NUMBER: 025
TRADING SYMBOL: FDGRX
START DATE: January 17, 1983
SIZE: as of November
30, 1997, more than $10.5
billion
MANAGER: Steven Wymer,
since January 1997;
manager, Fidelity Dividend
Growth Fund, 1995-97;
assistant manager, Fidelity OTC
Portfolio, January
1995-May 1995; manager,
Fidelity Select Chemicals
Portfolio, 1993-94; assistant,
Fidelity Magellan Fund,
1992-94; manager, Fidelity
Select Automotive Portfolio,
1990-93; joined Fidelity in
1989
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                             % OF FUND'S    % OF FUND'S INVESTMENTS
                             INVESTMENTS    IN THESE STOCKS
                                            6 MONTHS AGO

ASM LITHOGRAPHY HOLDING NV   3.4            2.2

GLOBAL MARINE, INC.          3.1            3.1

KEANE, INC.                  2.9            2.3

SMITH INTERNATIONAL, INC.    2.9            2.3

WOLVERINE WORLD WIDE, INC.   2.2            2.7

VIASOFT, INC.                2.1            3.0

KLA-TENCOR CORP.             1.9            2.1

COFLEXIP SPONSORED ADR       1.6            0.4

COMPUWARE CORP.              1.5            1.0

MILLER (HERMAN), INC.        1.5            1.2

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                             % OF FUND'S    % OF FUND'S INVESTMENTS
                             INVESTMENTS    IN THESE MARKET SECTORS
                                            6 MONTHS AGO

TECHNOLOGY                   25.1           38.3

ENERGY                       12.2           9.9

FINANCE                      10.5           5.1

CONSTRUCTION & REAL ESTATE   7.8            2.2

DURABLES                     5.6            5.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997 **
ROW: 1, COL: 1, VALUE: 92.40000000000001
ROW: 1, COL: 2, VALUE: 7.6
STOCKS 96.3%
SHORT-TERM
INVESTMENTS 3.7%
FOREIGN
INVESTMENTS 7.3%
STOCKS 92.4%
SHORT-TERM
INVESTMENTS 7.6%
FOREIGN
INVESTMENTS 7.0%
ROW: 1, COL: 1, VALUE: 96.3
ROW: 1, COL: 2, VALUE: 3.7
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 91.9%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.8%
SHIP BUILDING & REPAIR - 0.8%
Halter Marine Group, Inc. (a)  412,597 $ 11,501
BASIC INDUSTRIES - 3.1%
CHEMICALS & PLASTICS - 0.3%
MacDermid, Inc.   9,300  665
Millennium Chemicals, Inc.   184,800  4,250
Valspar Corp.   1,500  46
  4,961
IRON & STEEL - 1.0%
Armco, Inc. (a)  161,600  859
SPS Technologies, Inc. (a)  329,400  14,411
Steel of West Virginia, Inc. (a)  17,300  170
  15,440
METALS & MINING - 1.0%
Martin Marietta Materials, Inc.   418,800  14,501
Uranium Resources, Inc. (a)  90,400  429
  14,930
PACKAGING & CONTAINERS - 0.0%
Corning, Inc.   2,700  114
PAPER & FOREST PRODUCTS - 0.8%
Champion International Corp.   152,200  8,152
Chesapeake Corp.   22,800  781
Fort James Corp.   48,000  1,878
Longview Fibre Co.   102,300  1,650
  12,461
TOTAL BASIC INDUSTRIES   47,906
CONSTRUCTION & REAL ESTATE - 7.8%
BUILDING MATERIALS - 6.0%
CalMat Co.   222,200  5,819
Centex Construction Products, Inc.   102,400  3,136
Coflexip sponsored ADR  494,900  24,621
Florida Rock Industries, Inc.   25,100  653
Giant Cement Holding, Inc. (a)  136,700  3,383
Lafarge Corp.   188,600  5,634
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
BUILDING MATERIALS - CONTINUED
Lone Star Industries, Inc.   202,100 $ 10,534
Medusa Corp.   164,900  6,689
Southdown, Inc.   328,200  18,933
Vulcan Materials Co.   110,600  11,247
  90,649
CONSTRUCTION - 1.1%
Bouygues Offshore SA sponsored ADR  20,000  450
Butler Manufacturing Co.   322,150  10,913
McDermott (J. Ray) SA (a)  42,500  1,570
NCI Building Systems, Inc. (a)  49,000  1,880
Walter Industries, Inc. (a)  61,600  1,224
  16,037
ENGINEERING - 0.3%
MYR Group, Inc.   2,300  51
Stone & Webster, Inc.   106,900  5,011
  5,062
REAL ESTATE INVESTMENT TRUSTS - 0.4%
First Industrial Realty Trust, Inc.   185,500  6,551
TOTAL CONSTRUCTION & REAL ESTATE   118,299
DURABLES - 5.6%
AUTOS, TIRES, & ACCESSORIES - 0.7%
Cummins Engine Co., Inc.   42,500  2,736
Navistar International Corp. (a)  226,700  4,987
Tyler Corp. (a)  170,300  873
Wabash National Corp.   66,900  1,894
  10,490
CONSUMER DURABLES - 0.1%
Oneida Ltd.   38,000  1,427
HOME FURNISHINGS - 1.9%
Guitar Center, Inc.   27,700  602
Industrie Natuzzi Spa ADR  92,600  1,991
Knoll, Inc.   46,700  1,407
La-Z Boy Chair Co.   15,000  645
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
HOME FURNISHINGS - CONTINUED
Miller (Herman), Inc.   443,300 $ 22,497
O'Sullivan Industries Holdings, Inc. (a)  119,200  1,520
  28,662
TEXTILES & APPAREL - 2.9%
Donna Karan International, Inc. (a)  292,600  3,456
Liz Claiborne, Inc.   105,900  5,321
Oshkosh B'Gosh, Inc. Class A  51,600  1,677
Oxford Industries, Inc.   13,900  488
Timberland Co. Class A (a)  10,800  841
Wolverine World Wide, Inc.   1,457,300  33,247
  45,030
TOTAL DURABLES   85,609
ENERGY - 12.2%
COAL - 0.0%
Zeigler Coal Holding Co.   8,700  138
ENERGY SERVICES - 11.6%
Atwood Oceanics, Inc. (a)  164,200  8,097
CAL Dive International, Inc.   82,700  2,440
Daniel Industries, Inc.   339,300  6,298
Diamond Offshore Drilling, Inc.   64,452  3,215
Dresser Industries, Inc.   30,900  1,155
ENSCO International, Inc.   445,000  15,909
Global Marine, Inc. (a)  1,773,400  46,660
Grey Wolf, Inc. (a)  325,100  2,012
Marine Drilling Companies, Inc. (a)  822,500  18,712
Nabors Industries, Inc. (a)  312,000  10,940
Noble Drilling Corp. (a)  106,000  3,187
Parker Drilling Co. (a)  195,200  2,574
Patterson Energy, Inc. (a)  23,000  845
Santa Fe International Corp.   70,000  2,936
Smith International, Inc. (a)  688,900  44,090
TMBR/Sharp Drilling, Inc. (a)  3,700  80
UTI Energy Corp. (a)  16,500  462
Varco International, Inc. (a)  48,200  2,467
Western Atlas, Inc. (a)  75,300  5,238
  177,317
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
OIL & GAS - 0.6%
Cooper Cameron Corp. (a)  18,900 $ 1,152
National-Oilwell, Inc. (a)  159,400  5,051
Sun Co., Inc.   68,600  2,774
  8,977
TOTAL ENERGY   186,432
FINANCE - 10.5%
BANKS - 3.8%
Cape Cod Bank & Trust Co.   6,500  253
Crestar Financial Corp.   35,500  1,824
Cullen Frost Bankers, Inc.   63,300  3,363
First Tennessee National Corp.   102,700  6,104
GBC Bancorp California  24,900  1,360
Imperial Bancorp (a)  73,600  3,436
Independent Bank Corp.   12,600  208
Marshall & Ilsley Corp.   137,400  7,299
Northern Trust Corp.   79,100  4,924
Pacific Century Financial Corp.   51,100  2,606
Riggs National Corp.   399,700  9,718
Silicon Valley Bancshares (a)  59,600  3,140
SouthTrust Corp.   20,600  1,123
Summit Bancorp  95,250  4,441
US Trust Corp.   24,100  1,422
Zions Bancorp  168,000  6,741
  57,962
CLOSED END INVESTMENT COMPANY - 0.1%
Taiwan Fund, Inc.   48,800  934
Templeton Dragon Fund, Inc.   5,900  69
  1,003
CREDIT & OTHER FINANCE - 0.3%
Federal Agricultural Mortgage Corp. Class C (non-vtg.) (a)  72,900
4,830
INSURANCE - 1.2%
Blanch E.W. Holdings, Inc.   33,900  1,172
Conseco, Inc.   88,900  4,139
General Re Corp.   13,300  2,640
HSB Group, Inc.   96,800  5,028
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Horace Mann Educators Corp.  36,600 $ 2,045
Torchmark Corp.   85,500  3,489
  18,513
SAVINGS & LOANS - 0.0%
Golden State Bancorp (a)  11,500  383
SECURITIES INDUSTRY - 5.1%
Advest Group, Inc. (The)  74,200  1,688
Affiliated Managers Group, Inc.   4,800  120
Bear Stearns Companies, Inc.   55,500  2,303
Donaldson Lufkin & Jenrette, Inc.  67,200  4,897
Edwards (A.G.), Inc.   324,700  10,999
Everen Capital Corp.   7,000  279
Franklin Resources, Inc.   69,300  6,228
Hambrecht & Quist Group (a)  58,500  2,245
Interra Financial, Inc.   67,800  3,742
Interstate/Johnson Lane, Inc.   41,400  1,071
Jefferies Group, Inc.   9,100  645
Legg Mason, Inc.   38,000  1,838
Lehman Brothers Holdings, Inc.   216,900  10,967
McDonald & Co. Investments, Inc.   111,300  2,998
Morgan Keegan, Inc.   146,400  2,937
PaineWebber Group, Inc.   485,950  16,342
Piper Jaffray Inc.   7,900  219
Provida SA sponsored ADR  14,500  248
Rambus, Inc.  34,800  1,942
Schwab (Charles) Corp.   94,900  3,660
Southwest Securities Group, Inc.   50,000  1,181
Stifel Financial Corp.   64,100  921
  77,470
TOTAL FINANCE   160,161
HEALTH - 4.1%
DRUGS & PHARMACEUTICALS - 0.6%
Astra AB sponsored ADR, Series A  39,600  673
Astra AB Class A Free shares  55,300  959
Barr Laboratories, Inc. (a)  24,000  864
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
DRUGS & PHARMACEUTICALS - CONTINUED
Cytyc Corp. (a)  33,200 $ 718
Hauser Chemical Research, Inc. (a)  308,500  2,044
Regeneron Pharmaceuticals, Inc. (a)  77,700  767
Warner-Lambert Co.   26,200  3,665
  9,690
MEDICAL EQUIPMENT & SUPPLIES - 3.0%
Arterial Vascular Engineering, Inc. (a)  5,500  304
Ballard Medical Products  77,200  1,780
Bindley Western Industries, Inc.   55,500  1,707
Biomet, Inc.   97,600  2,330
Boston Scientific Corp. (a)  63,300  2,860
Dentsply International, Inc.   192,400  5,219
Depuy, Inc.   152,700  3,970
Dionex Corp. (a)  107,000  5,357
Hillenbrand Industries, Inc.   35,900  1,600
McKesson Corp.   60,600  6,780
Orthofix International (a)  22,300  301
Perrigo Co. (a)  15,400  219
Sofamor/Danek Group, Inc. (a)  108,900  7,665
Sybron International Corp. (a)  108,800  4,787
  44,879
MEDICAL FACILITIES MANAGEMENT - 0.5%
Columbia/HCA Healthcare Corp.   54,000  1,593
Express Scripts, Inc. Class A (a)  17,500  1,033
HEALTHSOUTH Corp. (a)  139,758  3,669
Renal Treatment Centers, Inc. (a)  37,800  1,259
Sunrise Assisted Living, Inc. (a)  8,400  302
Urologix, Inc. (a)  7,400  147
  8,003
TOTAL HEALTH   62,572
INDUSTRIAL MACHINERY & EQUIPMENT - 5.2%
ELECTRICAL EQUIPMENT - 0.0%
Cyberoptics Corp. (a)  9,200  252
Salient 3 Communications, Inc. Class A  9,800  129
Viasat, Inc.   1,900  29
  410
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 5.2%
ASM Lithography Holding NV (a)  837,200 $ 52,324
Greenbrier Companies, Inc.   231,600  3,966
Lindsay Manufacturing Co.   172,350  6,991
Manitowoc Co., Inc.   272,700  9,084
Mettler-Toledo International, Inc.   55,200  987
Stanley Works  90,500  3,988
Varlen Corp.   19,650  538
  77,878
POLLUTION CONTROL - 0.0%
USA Waste Services, Inc. (a)  18,072  598
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   78,886
MEDIA & LEISURE - 3.5%
BROADCASTING - 0.9%
American Radio Systems Corp. Class A  14,600  726
Cablevision Systems Corp. Class A (a)  51,400  4,212
Clear Channel Communications, Inc. (a)  29,400  1,992
TCA Cable TV, Inc.   8,200  340
Time Warner, Inc.   19,400  1,130
United Video Satellite Group A (a)  12,800  333
Westwood One, Inc. (a)  192,200  5,646
  14,379
ENTERTAINMENT - 0.4%
Premier Parks, Inc. (a)  3,700  144
Viacom, Inc. Class B (non-vtg.) (a)  185,500  6,493
  6,637
LEISURE DURABLES & TOYS - 0.1%
Ag-Chem Equipment, Inc. (a)  40,600  660
Mattel, Inc.   18,400  737
  1,397
LODGING & GAMING - 1.7%
International Game Technology Corp.   551,800  13,795
International Speedway Corp.:
 Class A  31,700  678
  Class B  135,300  2,841
Speedway Motorsports (a)  312,000  6,903
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Tabcorp Holdings Ltd.   136,501 $ 632
Video Lottery Technologies, Inc. (a)  58,800  676
  25,525
PUBLISHING - 0.1%
Golden Books Family Entertainment, Inc. (a)  29,500  277
Mecklermedia Corp. (a)  2,400  53
Scholastic Corp. (a)  37,000  1,412
  1,742
RESTAURANTS - 0.3%
Bob Evans Farms, Inc.   16,400  328
Famous Daves America, Inc. (a)  5,900  96
Landry's Seafood Restaurants, Inc. (a)  13,300  374
NPC International, Inc. (a)  68,200  908
Papa John's International, Inc. (a)  34,300  1,140
Piccadilly Cafeterias, Inc.   5,000  63
Rainforest Cafe, Inc. (a)  41,100  1,480
  4,389
TOTAL MEDIA & LEISURE   54,069
NONDURABLES - 1.8%
AGRICULTURE - 0.6%
DEKALB Genetics Corp. Class B  224,300  8,720
BEVERAGES - 0.3%
Seagram Co. Ltd.   155,900  5,030
Zaklady Piwowarskie W Zywcu SA  2,648  183
  5,213
FOODS - 0.9%
J & J Snack Foods Corp. (a)  11,000  183
Sanderson Farms, Inc.   128,800  1,562
Smithfield Foods, Inc. (a)  128,400  4,542
Thorn Apple Valley, Inc. (a)  24,200  351
Tootsie Roll Industries, Inc.   93,975  6,038
  12,676
TOBACCO - 0.0%
Souza Cruz Industria Comerico  50,000  394
TOTAL NONDURABLES   27,003
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.5%
Newmont Mining Corp.   247,800 $ 7,449
RETAIL & WHOLESALE - 4.0%
APPAREL STORES - 0.1%
Claire's Stores, Inc.   56,700  1,283
Norton McNaughton, Inc. (a)  12,800  77
Shoe Carnival, Inc. (a)  43,400  391
  1,751
DRUG STORES - 0.8%
Arbor Drugs, Inc.   39,400  1,069
General Nutrition Companies, Inc. (a)  106,400  3,631
Genovese Drug Stores, Inc. Class A  52,290  954
Rite Aid Corp.   84,000  5,523
Walgreen Co.   25,600  824
  12,001
GENERAL MERCHANDISE STORES - 1.6%
Ames Department Stores (a)  70,100  1,192
Federated Department Stores, Inc. (a)  27,500  1,253
MacFrugals Bargains Closeouts, Inc. (a)  28,400  1,218
Michaels Stores, Inc. (a)  78,600  2,545
Nordstrom, Inc.   321,500  18,967
  25,175
GROCERY STORES - 0.4%
Hannaford Brothers Co.   10,900  438
Koninklijke Ahold NV sponsored ADR  23,200  615
Ruddick Corp.   11,000  224
Whole Foods Market, Inc. (a)  90,200  4,138
  5,415
RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%
Barnes & Noble, Inc. (a)  135,500  4,192
Best Buy Co., Inc. (a)  269,400  7,846
New West Eyeworks, Inc. (a)  44,900  337
Viking Office Products, Inc. (a)  14,800  343
Williams-Sonoma, Inc. (a)  125,800  4,796
  17,514
TOTAL RETAIL & WHOLESALE   61,856
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 2.6%
ADVERTISING - 0.7%
CMG Information Services, Inc. (a)  356,400 $ 7,484
Lycos, Inc. (a)  124,275  3,798
  11,282
LEASING & RENTAL - 0.2%
McGrath RentCorp.   12,900  281
Ryder Systems, Inc.   92,600  3,363
  3,644
SERVICES - 1.7%
ABR Information Services, Inc. (a)  51,900  1,246
Block (H & R), Inc.   5,900  241
Caribiner International, Inc. (a)  18,600  789
Computer Horizons Corp. (a)  284,600  9,392
Day Runner, Inc. (a)  5,000  194
Devry, Inc. (a)  144,400  3,863
Hagler Bailly, Inc.   72,000  1,454
Regent Assisted Living, Inc. (a)  3,000  15
Sotheby's Holdings, Inc. Class A  455,200  7,767
  24,961
TOTAL SERVICES   39,887
TECHNOLOGY - 25.1%
COMMUNICATIONS EQUIPMENT - 1.6%
ADC Telecommunications, Inc. (a)  70,000  2,603
Andrew Corp.   333,200  8,830
Cisco Systems, Inc. (a)  56,700  4,890
Pairgain Technologies, Inc. (a)  378,500  8,942
  25,265
COMPUTER SERVICES & SOFTWARE - 11.2%
Accelr8 Technology Corp. (a)  55,000  1,203
Acxiom Corp. (a)  20,400  351
Borland International, Inc. (a)  86,800  879
Cadence Design Systems, Inc. (a)  305,800  7,721
Citrix Systems, Inc. (a)  135,000  9,669
Computer Task Group, Inc.   388,400  12,235
Compuware Corp. (a)  652,500  22,797
Data Transmission Network Corp. (a)  113,900  3,075
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Desktop Data, Inc. (a)  149,600 $ 1,192
Fair, Isaac & Co., Inc.   52,600  2,255
First Data Corp.   18,400  521
Gerber Scientific, Inc.   43,400  868
Henry (Jack) & Associates, Inc.   71,049  1,794
Industrial-Matematik International Corp. (a)  105,400  2,872
Keane, Inc. (a)  1,411,200  44,718
MARC, Inc.   30,850  609
MacNeal-Schwendler Corp. (a)  5,500  56
Metro Information Services, Inc.   6,500  167
Microsoft Corp. (a)  14,600  2,066
PRT Group, Inc.   6,200  83
Siebel Systems, Inc. (a)  56,700  2,360
Structural Dynamics Research Corp. (a)  11  -
Synopsys, Inc. (a)  117,800  4,845
Transaction Systems Architects (a)  95,000  3,684
Tripos, Inc. (a)  45,000  698
Viasoft, Inc. (a)  862,000  31,679
Yahoo, Inc. (a)  253,400  12,955
  171,352
COMPUTERS & OFFICE EQUIPMENT - 5.1%
Comdisco, Inc.   91,300  2,671
Diebold, Inc.   414,312  19,135
EMC Corp. (a)  463,000  14,035
Fore Systems, Inc. (a)  276,200  4,782
General Binding Corp.   57,500  1,739
Hutchinson Technology, Inc. (a)  735,600  17,471
Quantum Corp. (a)  524,700  13,970
Unisys Corp. (a)  116,800  1,672
Western Digital Corp. (a)  81,700  1,649
  77,124
ELECTRONIC INSTRUMENTS - 2.6%
Anadigics, Inc. (a)  2,900  96
Cohu, Inc.   9,500  337
KLA-Tencor Corp. (a)  737,400  28,576
Novellus Systems, Inc. (a)  193,200  7,269
Smart Modular Technologies, Inc. (a)  26,700  1,655
Spectra Physics AB, Series A  39,800  1,012
  38,945
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - 4.6%
Alliance Semiconductor Corp. (a)  125,500 $ 792
DII Group, Inc. (a)  20,600  461
Etec Systems, Inc. (a)  120,100  5,495
Linear Technology Corp.   198,400  12,772
Marshall Industries (a)  71,000  2,450
Maxim Integrated Products, Inc. (a)  42,900  2,965
Micron Technology, Inc. (a)  869,500  21,627
Semtech Corp. (a)  43,000  2,086
Solectron Corp. (a)  23,000  838
Speedfam International, Inc. (a)  114,100  2,924
Supertex, Inc. (a)  173,400  2,168
Triquint Semiconductor, Inc. (a)  50,100  1,002
Vitesse Semiconductor Corp. (a)  319,750  14,309
  69,889
TOTAL TECHNOLOGY   382,575
TRANSPORTATION - 3.6%
AIR TRANSPORTATION - 1.4%
Mesaba Holdings, Inc. (a)  6,700  147
US Airways Group, Inc. (a)  394,300  21,735
  21,882
RAILROADS - 0.9%
Kansas City Southern Industries, Inc.   68,200  2,106
Trinity Industries, Inc.   250,000  11,343
  13,449
TRUCKING & FREIGHT - 1.3%
Air Express International Corp.   23,800  683
Airborne Freight Corp.   47,800  3,044
CNF Transportation, Inc.   146,300  6,365
Caliber System, Inc.   106,900  5,712
Federal Express Corp. (a)  40,500  2,716
USFreightways Corp.   15,600  480
Werner Enterprises, Inc.   11,100  237
  19,237
TOTAL TRANSPORTATION   54,568
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - 1.5%
CELLULAR - 0.2%
Nextel Communications, Inc. Class A (a)  162,300 $ 4,098
ELECTRIC UTILITY - 0.8%
Black Hills Corp.   113,900  3,624
Eastern Utilities Associates  90,000  2,160
Montana Power Co.   18,500  506
Niagara Mohawk Power Corp. (a)  451,800  4,320
Wisconsin Energy Corp.   66,800  1,804
  12,414
TELEPHONE SERVICES - 0.5%
Nippon Telegraph & Telephone sponsored ADR  53,500  2,224
Qwest Communications International, Inc.   38,500  2,103
Telecom Argentina Class B sponsored ADR  94,600  2,903
  7,230
TOTAL UTILITIES   23,742
TOTAL COMMON STOCKS
(Cost $1,126,582)   1,402,515
NONCONVERTIBLE PREFERRED STOCKS - 0.5%
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Sydney Harbour Casino Holdings Ltd. (a)  1,459,400  1,484
UTILITIES - 0.4%
TELEPHONE SERVICES - 0.4%
Telecom Italia Mobile Spa de Risp  3,002,800  6,558
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,234)   8,042
CASH EQUIVALENTS - 7.6%
Taxable Central Cash Fund (b)
(Cost $115,542)  115,541,826  115,542
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,248,358)  $ 1,526,099
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,250,864,000. Net unrealized appreciation aggregated $275,235,000, of which $338,649,000 related to appreciated investment securities and $63,414,000 related to depreciated investment securities.
The fund hereby designates approximately $42,159,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,248,358) -                          $ 1,526,099
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                  28,491

RECEIVABLE FOR FUND SHARES SOLD                                                  989

DIVIDENDS RECEIVABLE                                                             859

INTEREST RECEIVABLE                                                              514

OTHER RECEIVABLES                                                                26

 TOTAL ASSETS                                                                    1,556,978

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                    $ 23,705

PAYABLE FOR FUND SHARES REDEEMED                                      2,379

ACCRUED MANAGEMENT FEE                                                909

OTHER PAYABLES AND ACCRUED EXPENSES                                   299

 TOTAL LIABILITIES                                                               27,292

NET ASSETS                                                                      $ 1,529,686

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                 $ 1,032,498

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                            219,448
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                        277,740
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 62,496 SHARES OUTSTANDING                                       $ 1,529,686

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                   $24.48
($1,529,686 (DIVIDED BY) 62,496 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.00 OF $24.48)                           $25.24



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                     $ 7,496
DIVIDENDS

INTEREST                                                               4,117

 TOTAL INCOME                                                          11,613

EXPENSES

MANAGEMENT FEE                                             $ 9,308
BASIC FEE

 PERFORMANCE ADJUSTMENT                                     1,280

TRANSFER AGENT FEES                                         2,731

ACCOUNTING FEES AND EXPENSES                                584

NON-INTERESTED TRUSTEES' COMPENSATION                       7

CUSTODIAN FEES AND EXPENSES                                 80

REGISTRATION FEES                                           114

AUDIT                                                       41

LEGAL                                                       11

MISCELLANEOUS                                               7

 TOTAL EXPENSES BEFORE REDUCTIONS                           14,163

 EXPENSE REDUCTIONS                                         (656)      13,507

NET INVESTMENT INCOME (LOSS)                                           (1,894)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      223,009

 FOREIGN CURRENCY TRANSACTIONS                              (8)        223,001

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                28,072
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        251,073

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 249,179
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ (1,894)      $ (1,637)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                 223,001        50,136

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     28,072         149,757

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          249,179        198,256
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS     (33,239)       (45,174)

SHARE TRANSACTIONS                                        730,532        1,631,213
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            32,549         44,305

 COST OF SHARES REDEEMED                                  (715,879)      (1,105,709)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          47,202         569,809
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 263,142        722,891

NET ASSETS

 BEGINNING OF PERIOD                                      1,266,544      543,653

 END OF PERIOD                                           $ 1,529,686    $ 1,266,544

OTHER INFORMATION
SHARES

 SOLD                                                     31,323         89,123

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  1,637          2,688

 REDEEMED                                                 (31,384)       (60,913)

 NET INCREASE (DECREASE)                                  1,576          30,898


FINANCIAL HIGHLIGHTS

                                  YEARS ENDED NOVEMBER 30,

                                  1997                       1996       1995        1994       1993 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 20.79                    $ 18.11    $ 12.30     $ 11.97    $ 10.00
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME (LOSS)      (.03) D                    (.03) D    (.02) D,    (.01) D    (.01)
                                                                         E

 NET REALIZED AND UNREALIZED       4.27                       4.15       6.12        .64        1.98
 GAIN (LOSS)

 TOTAL FROM INVESTMENT             4.24                       4.12       6.10        .63        1.97
 OPERATIONS



LESS DISTRIBUTIONS

 FROM NET REALIZED GAIN            (.55)                      (1.44)     (.29)       (.30)      -

NET ASSET VALUE, END OF PERIOD    $ 24.48                    $ 20.79    $ 18.11     $ 12.30    $ 11.97

TOTAL RETURN B, C                  21.01%                     24.88%     50.92%      5.33%      19.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 1,530                    $ 1,267    $ 544       $ 312      $ 254
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE       .99%                       1.07%      1.20%       1.32%      1.34% A
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       .94%                       1.03% G    1.18%       1.29%      1.32% A,
NET ASSETS AFTER EXPENSE          G                                     G           G          G
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     (.13)%                     (.17)%     (.15)%      (.05)%     (.10)% A
(LOSS) TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE            142%                       158%       176%        199%       204% A

AVERAGE COMMISSION RATE H         $ .0396                    $ .0368


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $0.01 PER SHARE.
F FOR THE PERIOD DECEMBER 28, 1992 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1993.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,908,797,000 and $1,949,144,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .74% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $1,585,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $214,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $635,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $10,000 and $11,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity New Millennium Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Mt. Vernon Street Trust: Fidelity New Millennium Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mt. Vernon Street Trust: Fidelity New Millennium Fund, as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 8, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity New Millennium Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
 12/29/97 12/26/97 $2.85
 1/5/98 1/2/98 $.07
A total of 100% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Neal Miller, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant  Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
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(2_FIDELITY_LOGOS)FIDELITY

EMERGING GROWTH
FUND
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                6    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     21   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    25   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    30   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997            PAST 1   PAST 5    LIFE OF
                                           YEAR     YEARS     FUND

FIDELITY EMERGING GROWTH                   13.98%   131.27%   304.28%

FIDELITY EMERGING GROWTH                   10.56%   124.33%   292.15%
 (INCLUDING 3% SALES CHARGE)

RUSSELL 2000(REGISTERED TRADEMARK)         23.41%   117.34%   267.93%

MID-CAP FUNDS AVERAGE                      17.72%   110.24%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on December 28, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - an unmanaged index of 2,000 small capitalization stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 220 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997    PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

FIDELITY EMERGING GROWTH           13.98%   18.26%   22.34%

FIDELITY EMERGING GROWTH           10.56%   17.54%   21.80%
 (INCLUDING 3% SALES CHARGE)

RUSSELL 2000                       23.41%   16.80%   20.68%

MID-CAP FUNDS AVERAGE              17.72%   15.86%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971209 140507 S00000000000001
             Emerging Growth             Russell 2000
             00324                       RS002
  1990/12/28       9700.00                    10000.00
  1990/12/31       9758.20                    10130.46
  1991/01/31      11203.50                    11046.59
  1991/02/28      11804.90                    12278.44
  1991/03/31      12648.80                    13142.71
  1991/04/30      12580.90                    13109.64
  1991/05/31      13434.50                    13734.51
  1991/06/30      12493.60                    12934.12
  1991/07/31      13754.60                    13387.99
  1991/08/31      14647.00                    13883.54
  1991/09/30      14753.70                    13992.25
  1991/10/31      14967.10                    14362.33
  1991/11/30      14365.70                    13698.05
  1991/12/31      16305.88                    14794.92
  1992/01/31      16354.92                    15993.70
  1992/02/29      16104.38                    16460.26
  1992/03/31      15072.18                    15903.11
  1992/04/30      14621.22                    15345.96
  1992/05/31      14801.60                    15550.02
  1992/06/30      14060.02                    14814.62
  1992/07/31      14741.47                    15329.88
  1992/08/31      14280.49                    14897.29
  1992/09/30      14731.45                    15241.09
  1992/10/31      15753.63                    15725.55
  1992/11/30      16956.20                    16928.86
  1992/12/31      17668.44                    17518.63
  1993/01/31      18231.12                    18111.57
  1993/02/28      17527.13                    17693.25
  1993/03/31      18034.42                    18267.39
  1993/04/30      17899.83                    17765.95
  1993/05/31      19463.09                    18552.08
  1993/06/30      19659.79                    18667.81
  1993/07/31      19587.32                    18925.55
  1993/08/31      20343.07                    19743.17
  1993/09/30      20664.00                    20300.32
  1993/10/31      21160.93                    20822.82
  1993/11/30      20322.36                    20137.48
  1993/12/31      21180.19                    20825.99
  1994/01/31      21797.79                    21478.95
  1994/02/28      21673.66                    21401.26
  1994/03/31      20519.22                    20271.33
  1994/04/30      20606.11                    20391.82
  1994/05/31      19811.66                    20162.84
  1994/06/30      18421.37                    19478.18
  1994/07/31      19116.51                    19798.20
  1994/08/31      20519.22                    20901.41
  1994/09/30      20419.91                    20831.43
  1994/10/31      21400.57                    20749.21
  1994/11/30      20581.29                    19911.22
  1994/12/31      21142.37                    20446.18
  1995/01/31      20582.39                    20188.21
  1995/02/28      21540.58                    21028.02
  1995/03/31      22448.99                    21390.17
  1995/04/30      23208.08                    21865.78
  1995/05/31      24166.27                    22241.75
  1995/06/30      26841.73                    23395.56
  1995/07/31      30002.51                    24743.19
  1995/08/31      30425.60                    25255.05
  1995/09/30      31134.91                    25706.06
  1995/10/31      30761.59                    24556.43
  1995/11/30      30375.83                    25588.16
  1995/12/31      28741.54                    26263.28
  1996/01/31      29135.09                    26235.14
  1996/02/29      30883.45                    27052.75
  1996/03/31      30883.45                    27603.43
  1996/04/30      32853.63                    29079.43
  1996/05/31      34132.28                    30225.37
  1996/06/30      32827.53                    28984.21
  1996/07/31      29604.80                    26452.63
  1996/08/31      30857.36                    27988.47
  1996/09/30      33492.95                    29082.24
  1996/10/31      32631.82                    28634.03
  1996/11/30      34406.28                    29813.87
  1996/12/31      33282.38                    30595.22
  1997/01/31      35594.57                    31206.66
  1997/02/28      33771.24                    30450.00
  1997/03/31      31591.17                    29013.19
  1997/04/30      32304.65                    29094.06
  1997/05/31      35317.11                    32330.77
  1997/06/30      36321.26                    33716.31
  1997/07/31      40033.98                    35285.20
  1997/08/31      39558.33                    36092.57
  1997/09/30      42015.87                    38734.34
  1997/10/31      38858.07                    37032.78
  1997/11/28      39214.81                    36793.26
IMATRL PRASUN   SHR__CHT 19971130 19971209 140510 R00000000000087
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Emerging Growth Fund on December 28, 1990, when the fund started, and the current 3% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $39,215 - a 292.15% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $36,793 - a 267.93% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The 12 months that ended
November 30, 1997, was a period
that truly tested the U.S. stock
market's resolve. But despite
frequent shifts in sentiment, an
interest-rate hike and global
volatility concerns, U.S. stocks still
managed to perform well. The
Standard & Poor's 500 Index - a
broad gauge of the U.S. stock
market - returned 28.51% during
the period, well above the
market's long-term annual
average of around 11%. In the first
half of the period, large-cap stocks
were responsible for much of the
market's gain, as investors were
drawn to stocks with recognizable
names and consistent
earnings-growth track records.
Consequently, stock prices soared
and enthusiasm was high. The
Federal Reserve Board - in an
attempt to halt inflation before it
appeared - raised a key
short-term interest rate by 0.25%
in March. The market paused
briefly, but then kept rolling as the
Dow Jones Industrial Average
reached the 8,000-point mark for
the first time ever in August. With
several multinational companies
announcing earnings shortfalls in
mid-August, small-cap stocks
came into favor among investors.
During August and September,
the Russell 2000 Index - which
measures small-cap stock
performance - was up 9.78%
while the S&P was down 0.43%.
Volatility in Asian markets in late
October sent skittish investors
running for cover. The Dow slid
554 points in one day, then
snapped back the next, reclaiming
330-plus points. Sensing
continued fallout from this
volatility, investors again became
quality-conscious and large-caps
regained their perch through
November.
An interview with Erin Sullivan, Portfolio Manager of Fidelity Emerging Growth Fund
Q. HOW DID THE FUND PERFORM, ERIN?
A. For the 12 months that ended November 30, 1997, the fund had a total return of 13.98%. During the same period, the Russell 2000 index returned 23.41% and the mid-cap funds average tracked by Lipper Analytical Services returned 17.72%.
Q. WHY DID THE FUND UNDERPERFORM THE INDEX AND ITS PEER GROUP?
A. Poor stock selection in the health care sector hurt performance, especially since the fund was overweighted in that sector - relative to the index - during the period. At the same time, the fund's underweighted position in the strong-performing energy sector also detracted from performance. By definition, this type of fund usually does not own many traditional energy stocks because many of them represent mature, rather than emerging-growth, industries. Generally, the fund invests in young, fast-growing, small- and mid-capitalization companies that typically have high price-to-earnings multiples - meaning they trade at high valuations relative to their current earnings growth. The reason behind these valuations is that investors are willing to pay more now for above-average earnings growth in the future. Unfortunately, these high-multiple stocks tend to suffer larger corrections when other stocks in their industry report disappointing earnings or during periods of economic uncertainty, such as the one we saw at the end of the period.
Q. WHICH INDIVIDUAL HOLDINGS HELPED PERFORMANCE?
A. The strongest contributors were personal computer (PC) manufacturers such as Compaq Computer and Dell Computer, and PC retailers such as CompUSA. Strong PC demand drove revenue and earnings growth for these companies and, in turn, boosted their share prices. Also in the technology sector, Nokia, a Finnish telecommunications company, benefited from strong demand for handsets and other cellular communications equipment. I sold the fund's stakes in Compaq and Dell by the end of the period to reap the profits from their share-price appreciation. In addition, some retail stocks benefited from consolidation in this industry. For example, Consolidated Stores recently announced that it would acquire MacFrugals Bargains. These mergers should provide opportunities for buying synergies and cost cutting.
Q. WHICH HOLDINGS HURT PERFORMANCE?
A. Oxford Health's stock plummeted 60% in one day after the company announced that an accounting error had caused it to severely misstate its quarterly earnings. Needless to say, holding the stock during that period hurt the fund. USA Waste, a waste-management company, also was a detractor. Although the company reported on-target earnings during the period, its stock was battered by concerns about other players in the industry that faced accounting or management problems. In addition, Ascend Communications, a networking company, suffered from weaker-than-expected industry demand and product transition difficulties.
Q. THE FUND REDUCED ITS POSITION IN THE TECHNOLOGY SECTOR TO ABOUT 24% AT THE END OF THE PERIOD FROM ABOUT 42% ON MAY 31. WHY DID YOU MAKE SUCH A DRAMATIC SHIFT?
A. I significantly reduced the fund's position in technology over the last several weeks of the period due to concerns that weakness in Asian economies would hurt demand. For example, the demand for networking infrastructure and cellular handsets was growing rapidly in Asian countries. However, now that many of these regions are facing severe economic difficulties, governments and companies probably will pull back spending on this kind of technology. Also, as I mentioned before, the fund took profits in some of the technology stocks that had appreciated considerably.
Q. WHAT'S YOUR OUTLOOK?
A. I think the economic difficulties in Asia need to be watched closely, particularly as a barometer for technology demand. In the meantime, I think application-software companies in the U.S. should benefit as trends toward client-server infrastructures continue and the demand for year 2000 solutions increases. In addition, I expect consolidation through merger and acquisitions in the retail and health care sectors to continue. Overall, I believe that the market valuations of many companies are high, so any company or industry could be subject to a severe correction if earnings disappointments arise.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

STEVE WYMER ON INTERNATIONAL
MARKET VOLATILITY:
"The economic crisis that
enveloped the Asia-Pacific region
in October and November affected
many U.S. companies, especially
technology firms that sell locally
in Asia or export their products
to that area. Due to its growth
focus nature, the fund has
historically had considerable
exposure to growth-oriented
technology companies.
"At this point, it seems like the
environment for tech stocks is
worse than companies are
admitting. When severe economic
downturns occur, it usually takes a
while for companies to assess the
real impact, but my sense is that
Asia's problems have had a
harmful domino effect. There's
always a chance for rapid
improvement, but I don't see
anything near-term that indicates
a turnaround. Right now, nobody
wants to touch Asia with a 10-foot
pole.
"What does all this mean for the
fund? One positive aspect of
foreign market volatility is that it
often creates buying opportunities.
Stocks have become cheaper. I'm
going to keep a close eye on Asia
to see if any signs of stabilization
crop up. As with the Latin American
currency crisis in 1995, U.S. stocks
with exposure to beaten down
markets tend to rise quite quickly
when improvement is visible."
FUND FACTS
GOAL: to increase the value
of the fund's shares over the
long term by investing in
stocks with above-average
growth potential
FUND NUMBER: 025
TRADING SYMBOL: FDGRX
START DATE: January 17, 1983
SIZE: as of November
30, 1997, more than $10.5
billion
MANAGER: Steven Wymer,
since January 1997;
manager, Fidelity Dividend
Growth Fund, 1995-97;
assistant manager, Fidelity OTC
Portfolio, January
1995-May 1995; manager,
Fidelity Select Chemicals
Portfolio, 1993-94; assistant,
Fidelity Magellan Fund,
1992-94; manager, Fidelity
Select Automotive Portfolio,
1990-93; joined Fidelity in
1989
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF NOVEMBER 30, 1997
                                      % OF FUND'S    % OF FUND'S INVESTMENTS
                                      INVESTMENTS    IN THESE STOCKS
                                                     6 MONTHS AGO

MCKESSON CORP.                        3.5            0.0

HEALTHSOUTH CORP.                     3.4            1.7

TYCO INTERNATIONAL LTD.               3.1            0.8

MCI COMMUNICATIONS CORP.              2.8            0.2

MACFRUGALS BARGAINS CLOSEOUTS, INC.   2.5            0.0

COMPUSA, INC.                         2.4            1.4

CVS CORP.                             2.3            0.3

USA WASTE SERVICES, INC.              2.2            0.1

BMC SOFTWARE, INC.                    2.1            1.0

MICROSOFT CORP.                       2.0            2.7

TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE MARKET SECTORS
                                    6 MONTHS AGO

TECHNOLOGY           24.1           41.6

RETAIL & WHOLESALE   20.1           11.7

HEALTH               16.1           15.4

ENERGY               8.0            0.6

SERVICES             7.0            8.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997 * AS OF MAY 31, 1997**
ROW: 1, COL: 1, VALUE: 6.8
ROW: 1, COL: 2, VALUE: 0.0
ROW: 1, COL: 3, VALUE: 43.2
ROW: 1, COL: 4, VALUE: 50.0
STOCKS  97.2%
CONVERTIBLE
SECURITIES 0.2%
SHORT-TERM
INVESTMENTS 2.6%
FOREIGN
INVESTMENTS 7.4%
STOCKS  93.2%
CONVERTIBLE
SECURITIES 0.0%
SHORT-TERM
INVESTMENTS 6.8%
FOREIGN
INVESTMENTS 3.7%
ROW: 1, COL: 1, VALUE: 3.0
ROW: 1, COL: 2, VALUE: 1.6
ROW: 1, COL: 3, VALUE: 45.4
ROW: 1, COL: 4, VALUE: 50.0
*
**
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 93.2%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.6%
AEROSPACE & DEFENSE - 0.5%
AAR Corp.   119,300 $ 4,601
BE Aerospace, Inc. (a)  139,800  4,421
  9,022
DEFENSE ELECTRONICS - 0.0%
Remec, Inc. (a)  15,800  369
SHIP BUILDING & REPAIR - 0.1%
Fred Olsen Energy ASA (a)  73,300  1,559
TOTAL AEROSPACE & DEFENSE   10,950
BASIC INDUSTRIES - 0.3%
CHEMICALS & PLASTICS - 0.2%
Ivex Packaging Corp.   102,000  2,040
Sealed Air Corp. (a)  50,000  2,844
  4,884
IRON & STEEL - 0.1%
SPS Technologies, Inc. (a)  32,000  1,400
TOTAL BASIC INDUSTRIES   6,284
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.2%
Coltec Industries, Inc. (a)  150,000  3,497
Hexcel Corp. (a)  50,000  1,266
Masco Corp.   10,000  471
  5,234
ENGINEERING - 0.2%
Comfort Systems USA, Inc.   100,000  1,700
DSP Group, Inc. (a)  50,000  1,638
  3,338
REAL ESTATE - 0.0%
Trammell Crow Co.   1,600  34
TOTAL CONSTRUCTION & REAL ESTATE   8,606
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - 0.3%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Lear Corp. (a)  70,000 $ 3,277
CONSUMER DURABLES - 0.0%
Wireless Telecom Group, Inc.   129,800  933
TEXTILES & APPAREL - 0.1%
Tefron Ltd.   83,000  1,743
TOTAL DURABLES   5,953
ENERGY - 8.0%
ENERGY SERVICES - 5.1%
BJ Services Co. (a)  50,000  3,591
Diamond Offshore Drilling, Inc.   45,000  2,244
Falcon Drilling, Inc. (a)  274,800  8,862
Marine Drilling Companies, Inc. (a)  150,000  3,413
Nabors Industries, Inc. (a)  35,600  1,248
Noble Drilling Corp. (a)  459,100  13,801
Reading & Bates Corp. (a)  664,100  25,485
Rowan Companies, Inc. (a)  99,900  3,397
Transocean Offshore, Inc.   129,100  6,124
Varco International, Inc. (a)  265,000  13,564
Weatherford Enterra, Inc. (a)  221,000  9,959
Western Atlas, Inc.   97,100  6,755
  98,443
OIL & GAS - 2.9%
Cooper Cameron Corp. (a)  395,200  24,083
EVI, Inc. (a)  458,000  23,558
National-Oilwell, Inc. (a)  209,400  6,635
Titan Exploration, Inc.   44,000  523
  54,799
TOTAL ENERGY   153,242
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 1.0%
BANKS - 0.6%
North Fork Bancorp., Inc.   50,000 $ 1,519
Provident Financial Group, Inc.   10,000  450
Providian Financial Corp.   10,000  441
U.S. Bancorp   80,000  8,605
  11,015
CREDIT & OTHER FINANCE - 0.2%
CIT Group, Inc. Class A  90,800  2,758
Money Store, Inc.   26,300  659
  3,417
SAVINGS & LOANS - 0.2%
CenFed Financial Corp.   9,020  368
Commercial Federal Corp.   10,000  481
New York Bancorp, Inc.   50,000  1,769
Washington Mutual, Inc.   17,100  1,182
  3,800
SECURITIES INDUSTRY - 0.0%
Jackson Hewitt, Inc. (a)  10,000  671
TOTAL FINANCE   18,903
HEALTH - 16.1%
DRUGS & PHARMACEUTICALS - 4.8%
Alliance Pharmaceutical Corp. (a)  100,000  969
American Home Products Corp.   209,400  14,631
Amgen, Inc.   85,000  4,346
Bristol-Myers Squibb Co.   180,000  16,853
Cytyc Corp. (a)  75,000  1,622
Dura Pharmaceuticals, Inc. (a)  100,000  4,388
Elan Corp. PLC ADR (a)  491,000  25,900
Genome Therapeutics Corp. (a)  100,000  806
Gilead Sciences, Inc. (a)  21,100  728
Schering-Plough Corp.   286,200  17,941
Sepracor, Inc. (a)  107,400  3,960
  92,144
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - 5.7%
Biomet, Inc.   65,600 $ 1,566
Boston Scientific Corp. (a)  39,100  1,767
Cooper Companies, Inc. (a)  137,500  5,371
Guidant Corp.   140,000  8,995
Johnson & Johnson  134,000  8,434
McKesson Corp.   602,600  67,416
Medtronic, Inc.   143,000  6,828
Perrigo Co. (a)  25,000  356
Steris Corp. (a)  40,000  1,880
Thermo Cardiosystems, Inc. (a)  356,300  6,903
  109,516
MEDICAL FACILITIES MANAGEMENT - 5.6%
Carematrix Corp. (a)  89,600  2,386
Coventry Corp. (a)  150,400  2,247
HEALTHSOUTH Corp. (a)  2,481,100  65,129
Health Management Associates, Inc. Class A (a) 785,400 19,242 Mariner Health Group, Inc. (a) 80,000 1,160
Medquist, Inc. (a)  78,800  2,049
Renal Treatment Centers, Inc. (a)  50,000  1,666
Renal Care Group, Inc. (a)  43,200  1,372
Universal Health Services, Inc. Class B (a)  220,000  9,610
Wellpoint Health Networks, Inc. (a)  55,000  2,530
  107,391
TOTAL HEALTH   309,051
INDUSTRIAL MACHINERY & EQUIPMENT - 5.9%
ELECTRICAL EQUIPMENT - 0.1%
Allen Telecom, Inc. (a)  20,000  406
Loral Space & Communications Ltd. (a)  33,500  743
Vicor Corp. (a)  6,700  190
  1,339
INDUSTRIAL MACHINERY & EQUIPMENT - 3.3%
MSC Industrial Direct, Inc. (a)  80,000  3,110
Tyco International Ltd.   1,535,322  60,261
  63,371
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 2.5%
Browning-Ferris Industries, Inc.   60,000 $ 2,141
Superior Services, Inc. (a)  100,000  2,363
Thermo Instrument Systems, Inc. (a)  35,875  1,114
USA Waste Services, Inc. (a)  1,284,925  42,483
Waste Industries, Inc.   2,500  50
  48,151
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   112,861
MEDIA & LEISURE - 4.3%
BROADCASTING - 0.8%
American Radio Systems Corp. Class A  222,900  11,089
Smartalk Teleservices, Inc. (a)  176,000  3,773
  14,862
ENTERTAINMENT - 0.1%
Cinar Films, Inc. Class B (sub-vtg.) (a)  44,000  1,730
LEISURE DURABLES & TOYS - 1.0%
Mattel, Inc.   500,000  20,031
LODGING & GAMING - 1.1%
Doubletree Corp. (a)  86,300  3,792
HFS, Inc. (a)  246,500  16,916
  20,708
PUBLISHING - 0.1%
ACNielsen Corp. (a)  100,000  2,244
US WEST Media Group (a)  30,000  797
  3,041
RESTAURANTS - 1.2%
CKE Restaurants, Inc.   261,600  9,826
Fine Host Corp. (a)  150,700  4,417
Friendly Ice Cream Corp.   100,000  1,600
Il Fornaio America Corp.   57,500  827
Rainforest Cafe, Inc. (a)  183,400  6,603
  23,273
TOTAL MEDIA & LEISURE   83,645
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 0.3%
HOUSEHOLD PRODUCTS - 0.3%
Alberto-Culver Co. Class A  23,200 $ 618
Dial Corp.   250,000  4,844
Memtec Ltd. sponsored ADR   20,000  716
  6,178
RETAIL & WHOLESALE - 20.1%
APPAREL STORES - 4.5%
Abercrombie & Fitch Co. (a)   90,000  2,693
Big Dog Holdings, Inc.   100,800  970
Gap, Inc.   162,600  8,730
Payless ShoeSource, Inc. (a)  300,000  19,050
Ross Stores, Inc.   517,900  20,197
Stage Stores, Inc. (a)  436,200  18,375
TJX Companies, Inc.   402,800  13,897
Wet Seal, Inc. Class A (a)  120,000  3,548
  87,460
DRUG STORES - 3.4%
Arbor Drugs, Inc.   339,600  9,212
CVS Corp.   653,760  43,393
Rite Aid Corp.   189,600  12,465
  65,070
GENERAL MERCHANDISE STORES - 7.7%
Carson Pirie Scott & Co. (a)  287,200  14,827
Consolidated Stores Corp. (a)  512,525  24,922
Cost Plus, Inc. (a)  20,000  663
Dollar Tree Stores (a)  213,600  8,891
Family Dollar Stores, Inc.   277,500  7,683
MacFrugals Bargains Closeouts, Inc. (a)  1,136,000  48,706
Meyer (Fred), Inc. (a)  100,000  3,388
Michaels Stores, Inc. (a)  186,700  6,044
99 Cents Only Stores (a)  34,200  1,233
Proffitts, Inc. (a)  1,003,400  30,665
  147,022
GROCERY STORES - 2.1%
Dominick's Supermarkets, Inc. (a)  187,100  7,274
Giant Food, Inc. Class A  26,400  891
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Hannaford Brothers Co.   254,800 $ 10,240
Rykoff-Sexton, Inc.   20,400  458
Safeway, Inc. (a)  351,400  21,346
  40,209
RETAIL & WHOLESALE, MISCELLANEOUS - 2.4%
Corporate Express, Inc. (a)  141,700  2,215
Gadzooks, Inc. (a)(c)  470,000  13,101
Office Depot, Inc. (a)  20,000  473
Staples, Inc. (a)  287,300  8,098
Tandy Corp.   30,000  1,290
Toys "R" Us, Inc. (a)  438,300  14,957
U.S.A. Floral Products, Inc.   17,800  271
Viking Office Products, Inc. (a)  220,000  5,101
  45,506
TOTAL RETAIL & WHOLESALE   385,267
SERVICES - 7.0%
ADVERTISING - 0.3%
Omnicom Group, Inc.   73,800  5,470
LEASING & RENTAL - 1.7%
Avis Rent A Car, Inc. (a)  353,000  11,848
Hertz Corp. Class A  156,000  6,152
Republic Industries, Inc. (a)  600,000  15,638
  33,638
SERVICES - 5.0%
AccuStaff, Inc. (a)  357,100  10,557
Boron LePore & Associates, Inc.   100,000  2,450
Caribiner International, Inc. (a)  146,600  6,221
Catalina Marketing Corp. (a)  46,200  2,137
Computer Horizons Corp. (a)  1,017,850  33,589
Gartner Group, Inc. Class A (a)  597,900  17,414
Medpartners, Inc. (a)  36,600  906
Metzler Group, Inc. (a)  15,000  585
Personnel Group of America, Inc. (a)  130,000  4,753
Robert Half International, Inc. (a)  195,900  7,652
Staffmark, Inc. (a)  238,200  8,307
Syntel, Inc.   46,900  531
  95,102
TOTAL SERVICES   134,210
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 24.1%
COMMUNICATIONS EQUIPMENT - 2.4%
ADC Telecommunications, Inc. (a)   112,200 $ 4,172
Advanced Fibre Communication, Inc. (a)  124,700  3,227
Aspect Telecommunications Corp. (a)  36,800  826
Cisco Systems, Inc. (a)  120,000  10,350
DSC Communications Corp. (a)  50,000  1,128
Davox Corp. (a)  275,700  9,098
Inter-Tel, Inc.   50,000  1,050
Intermedia Communications, Inc. (a)  23,800  1,181
Lucent Technologies, Inc.   70,200  5,625
Nokia Corp. AB sponsored ADR  36,300  3,017
Tellabs, Inc. (a)  133,000  6,916
  46,590
COMPUTER SERVICES & SOFTWARE - 18.0%
American Software, Inc. Class A (a)  104,600  968
Aris Corp.   6,200  151
Autodesk, Inc.   150,000  5,766
BMC Software, Inc. (a)  630,000  40,871
Broderbund Software, Inc. (a)  21,100  613
CUC International, Inc. (a)  471,600  13,559
Cadence Design Systems, Inc. (a)  436,600  11,024
Cambridge Technology Partners Massachusetts, Inc. (a) 716,800 27,866 Ciber, Inc. (a) 25,000 1,100
Claremont Technology Group, Inc. (a)  152,000  2,793
Complete Business Solutions, Inc.   12,000  408
Computer Associates International, Inc.   56,700  2,952
CompUSA, Inc. (a)  1,254,400  45,864
Computer Task Group, Inc.   123,800  3,900
Corsair Communications, Inc.   50,700  900
Electronics for Imaging, Inc. (a)  129,600  6,253
HBO & Co.   540,000  24,233
Henry (Jack) & Associates, Inc.   150,000  3,788
ICG Communications, Inc. (a)  50,000  1,163
Keane, Inc. (a)  711,800  22,554
Manugistics Group, Inc. (a)  489,600  17,075
Meta Group, Inc. (a)  50,000  997
Microsoft Corp. (a)  277,200  39,224
PeopleSoft, Inc. (a)  75,000  4,908
Physician Computer Network, Inc. (a)  193,700  944
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Policy Management Systems Corp. (a)  63,300 $ 4,091
Saville Systems Ireland PLC sponsored ADR (a) 827,800 27,782 Smallworldwide PLC sponsored ADR 151,100 2,928
SunGard Data Systems, Inc. (a)  48,400  1,252
Symantec Corp. (a)  20,000  500
Synopsys, Inc. (a)  300,000  12,337
Technology Solutions, Inc. (a)  428,900  13,241
Viasoft, Inc. (a)  22,000  809
Viewlogic Systems, Inc. (a)  89,200  2,375
  345,189
COMPUTERS & OFFICE EQUIPMENT - 1.2%
CDW Computer Centers, Inc. (a)  6,700  395
EMC Corp. (a)  350,000  10,609
Insight Enterprises, Inc. (a)  12,600  488
Iomega Corp. (a)  250,000  8,219
SCI Systems, Inc. (a)  80,000  3,666
  23,377
ELECTRONIC INSTRUMENTS - 1.8%
Berg Electronics Corp. (a)  155,500  3,586
Cohu, Inc.   12,000  426
Lam Research Corp. (a)  50,337  1,542
Smart Modular Technologies, Inc. (a)  19,700  1,221
Thermo Electron Corp. (a)  481,000  17,707
Thermoquest Corp. (a)  50,000  847
Varian Associates, Inc.   10,000  578
Waters Corp. (a)  204,200  8,742
  34,649
ELECTRONICS - 0.7%
Applied Micro Circuits Corp.   22,200  244
Asia Electronics Holdings Co., Inc.   59,500  446
Etec Systems, Inc. (a)  55,000  2,516
Solectron Corp. (a)  110,000  4,008
Taiwan Semiconductor Manufacturing Co. sponsored ADR  242,300  5,331
  12,545
TOTAL TECHNOLOGY   462,350
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
Comair Holdings, Inc.   37,500 $ 830
Virgin Express Holdings PLC sponsored ADR  24,300  401
  1,231
TRUCKING & FREIGHT - 0.0%
CNF Transportation, Inc.   20,000  870
TOTAL TRANSPORTATION   2,101
UTILITIES - 4.7%
CELLULAR - 0.4%
Nextel Communications, Inc. Class A (a)  300,000  7,575
ELECTRIC UTILITY - 0.0%
AES Corp. (a)  7,700  282
TELEPHONE SERVICES - 4.3%
Brooks Fiber Properties, Inc. (a)  17,600  964
ITC Deltacom, Inc.   1,300  18
MCI Communications Corp.   1,232,800  54,166
NEXTLINK Communications, Inc. Class A  20,300  411
Tel-Save Holdings, Inc. (a)  201,800  4,364
Teleport Communications Group, Inc. Class A (a) 100,000 4,900 WorldCom, Inc. (a) 534,030 17,089
  81,912
TOTAL UTILITIES   89,769
TOTAL COMMON STOCKS
(Cost $1,529,626)   1,789,370
CASH EQUIVALENTS - 6.8%
Taxable Central Cash Fund (b)
(Cost $131,197)  131,196,894  131,197
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,660,823)  $ 1,920,567
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.69%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Affiliated company (see Note 7 of Notes to Financial Statements). INCOME TAX INFORMATION
At November 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,669,033,000. Net unrealized appreciation aggregated $251,534,000, of which $302,051,000 related to appreciated investment securities and $50,517,000 related to depreciated investment securities.
The fund hereby designates approximately $55,858,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,660,823) -                          $ 1,920,567
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                  77,091

RECEIVABLE FOR FUND SHARES SOLD                                                  1,197

DIVIDENDS RECEIVABLE                                                             324

INTEREST RECEIVABLE                                                              601

OTHER RECEIVABLES                                                                860

 TOTAL ASSETS                                                                    2,000,640

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                    $ 18,545

PAYABLE FOR FUND SHARES REDEEMED                                      2,644

ACCRUED MANAGEMENT FEE                                                1,195

OTHER PAYABLES AND ACCRUED EXPENSES                                   549

 TOTAL LIABILITIES                                                               22,933

NET ASSETS                                                                      $ 1,977,707

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                 $ 1,273,099

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                            444,864
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                        259,744

NET ASSETS, FOR 66,638 SHARES OUTSTANDING                                       $ 1,977,707

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                   $29.68
($1,977,707 (DIVIDED BY) 66,638 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.00 OF $29.68)                           $30.60


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED NOVEMBER 30, 1997

INVESTMENT INCOME                                                     $ 3,853
DIVIDENDS

INTEREST                                                               4,677

 TOTAL INCOME                                                          8,530

EXPENSES

MANAGEMENT FEE                                             $ 12,360
BASIC FEE

 PERFORMANCE ADJUSTMENT                                     2,274

TRANSFER AGENT FEES                                         5,036

ACCOUNTING FEES AND EXPENSES                                725

NON-INTERESTED TRUSTEES' COMPENSATION                       11

CUSTODIAN FEES AND EXPENSES                                 91

REGISTRATION FEES                                           96

AUDIT                                                       64

LEGAL                                                       21

INTEREST                                                    6

MISCELLANEOUS                                               9

 TOTAL EXPENSES BEFORE REDUCTIONS                           20,693

 EXPENSE REDUCTIONS                                         (654)      20,039

NET INVESTMENT INCOME (LOSS)                                           (11,509)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      461,687

 FOREIGN CURRENCY TRANSACTIONS                              4          461,691

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                (213,582)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                        248,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 236,600
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED      YEAR ENDED
                                                         NOVEMBER 30,    NOVEMBER 30,
                                                         1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ (11,509)      $ (4,998)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                 461,691         27,528

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (213,582)       172,134

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          236,600         194,664
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS     (23,421)        (59,173)

SHARE TRANSACTIONS                                        471,709         977,456
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            23,095          58,461

 COST OF SHARES REDEEMED                                  (669,838)       (564,710)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (175,034)       471,207
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                           351             751

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 38,496          607,449

NET ASSETS

 BEGINNING OF PERIOD                                      1,939,211       1,331,762

 END OF PERIOD                                           $ 1,977,707     $ 1,939,211

OTHER INFORMATION
SHARES

 SOLD                                                     17,286          40,103

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  913             2,601

 REDEEMED                                                 (25,113)        (23,706)

 NET INCREASE (DECREASE)                                  (6,914)         18,998


FINANCIAL HIGHLIGHTS

                                     YEARS ENDED NOVEMBER 30,

                                     1997                       1996       1995       1994       1993

SELECTED PER-SHARE DATA

NET ASSET VALUE,                     $ 26.37                    $ 24.41    $ 16.58    $ 19.63    $ 16.92
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME (LOSS)         (.17) C                    (.07) C    (.14) C    (.07) C    (.03)

 NET REALIZED AND                     3.79                       3.10       7.99       .34        3.29
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     3.62                       3.03       7.85       .27        3.26



LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME           -                          -          -          -          (.02)

 FROM NET REALIZED GAIN               (.32)                      (1.08)     (.04)      (3.33)     (.54)

 TOTAL DISTRIBUTIONS                  (.32)                      (1.08)     (.04)      (3.33)     (.56)

REDEMPTION FEES ADDED                 .01                        .01        .02        .01        .01
TO PAID IN CAPITAL

NET ASSET VALUE, END OF PERIOD       $ 29.68                    $ 26.37    $ 24.41    $ 16.58    $ 19.63

TOTAL RETURN A, B                     13.98%                     13.27%     47.59%     1.27%      19.85%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 1,978                    $ 1,939    $ 1,332    $ 611      $ 634
(IN MILLIONS)

RATIO OF EXPENSES TO                  1.09%                      1.10%      1.10%      1.04%      1.20%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO AVERAGE NET      1.05%                      1.09%      1.09%      1.02%      1.19%
ASSETS AFTER EXPENSE REDUCTIONS      D                          D          D          D          D

RATIO OF NET INVESTMENT INCOME        (.60)%                     (.31)%     (.66)%     (.41)%     (.20)%
(LOSS) TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               212%                       105%       102%       180%       332%

AVERAGE COMMISSION RATE E            $ .0408                    $ .0405


I THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
J TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
K NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
L FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
M FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


6. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Emerging Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, net operating losses and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by FMR Texas, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,823,838,000 and $4,178,273,000, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .77% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $815,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .26% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $648,000 for the period.
10. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $20,357,000 and $16,918,000, respectively. The weighted average interest rate was 5.88%.
11. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $592,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $15,000 and $47,000, respectively, under these arrangements.
12. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Gadzooks, Inc.  $ 756 $ - $ - $ 13,101
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Mt. Vernon Street Trust and the Shareholders of Fidelity Emerging Growth Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Mt. Vernon Street Trust: Fidelity Emerging Growth Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Mt. Vernon Street Trust: Fidelity Emerging Growth Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 8, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Emerging Growth Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
 12/29/97 12/26/97 $6.00
 1/5/98 1/2/98 $0.08

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
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Fidelity Fifty
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Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant Growth Fund
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Trend Fund
Value Fund
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